UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Consumer Discretionary Portfolio

September 30, 2010

1.807732.106

VCI-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
AUTO COMPONENTS - 3.9%
Auto Parts & Equipment - 3.9%
Autoliv, Inc.	3,495	$ 228,328
Gentex Corp.	6,800	132,668
Johnson Controls, Inc.	2,430	74,115
Tenneco, Inc. (a)	5,133	148,703
TRW Automotive Holdings Corp. (a)	3,500	145,460
		729,274
AUTOMOBILES - 1.3%
Automobile Manufacturers - 1.3%
Bayerische Motoren Werke AG (BMW)	3,513	246,378
DIVERSIFIED CONSUMER SERVICES - 2.3%
Education Services - 1.1%
Navitas Ltd.	20,174	82,880
Strayer Education, Inc.	666	116,217
		199,097
Specialized Consumer Services - 1.2%
Sotheby's Class A (ltd. vtg.)	3,583	131,926
Steiner Leisure Ltd. (a)	2,621	99,860
		231,786
TOTAL DIVERSIFIED CONSUMER SERVICES		430,883
FOOD & STAPLES RETAILING - 0.8%
Hypermarkets & Super Centers - 0.8%
BJ's Wholesale Club, Inc. (a)	1,200	49,800
Costco Wholesale Corp.	1,550	99,960
		149,760
HOTELS, RESTAURANTS & LEISURE - 22.4%
Casinos & Gaming - 5.8%
Bally Technologies, Inc. (a)	3,500	122,325
Las Vegas Sands Corp. unit	573	335,188
MGM Mirage, Inc. (a)	12,588	141,993
Pinnacle Entertainment, Inc. (a)	8,756	97,629
Shuffle Master, Inc. (a)	11,435	96,168
WMS Industries, Inc. (a)	7,640	290,855
		1,084,158
Hotels, Resorts & Cruise Lines - 4.5%
China Lodging Group Ltd. ADR	2,170	50,930
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,700	84,048
Marriott International, Inc. Class A	3,716	133,144
Starwood Hotels & Resorts Worldwide, Inc.	5,129	269,529
Wyndham Worldwide Corp.	10,931	300,275
		837,926
Restaurants - 12.1%
BJ's Restaurants, Inc. (a)	4,216	118,723
Country Style Cooking Restaurant Chain Co. Ltd. ADR	400	11,436

	Shares	Value
Darden Restaurants, Inc.	4,627	$ 197,943
McDonald's Corp.	15,915	1,185,825
P.F. Chang's China Bistro, Inc.	2,313	106,861
Ruth's Hospitality Group, Inc. (a)	21,181	84,936
Starbucks Corp.	13,000	332,540
Texas Roadhouse, Inc. Class A (a)	7,500	105,450
The Cheesecake Factory, Inc. (a)	4,100	108,527
		2,252,241
TOTAL HOTELS, RESTAURANTS & LEISURE		4,174,325
HOUSEHOLD DURABLES - 4.3%
Home Furnishings - 1.2%
La-Z-Boy, Inc. (a)	11,700	98,748
Tempur-Pedic International, Inc. (a)	4,000	124,000
		222,748
Homebuilding - 1.6%
Lennar Corp. Class A	14,100	216,858
Toll Brothers, Inc. (a)	3,994	75,966
		292,824
Household Appliances - 1.5%
Stanley Black & Decker, Inc.	4,537	278,027
TOTAL HOUSEHOLD DURABLES		793,599
INTERNET & CATALOG RETAIL - 6.6%
Internet Retail - 6.6%
Amazon.com, Inc. (a)	5,260	826,136
Expedia, Inc.	6,289	177,413
Ocado Group PLC (a)	1,800	3,707
Priceline.com, Inc. (a)	640	222,938
		1,230,194
INTERNET SOFTWARE & SERVICES - 2.5%
Internet Software & Services - 2.5%
eBay, Inc. (a)	7,345	179,218
Google, Inc. Class A (a)	333	175,088
Monster Worldwide, Inc. (a)	7,720	100,051
		454,357
LEISURE EQUIPMENT & PRODUCTS - 0.6%
Leisure Products - 0.6%
Polaris Industries, Inc.	1,700	110,670
MEDIA - 23.2%
Advertising - 3.6%
Interpublic Group of Companies, Inc. (a)	20,625	206,869
Lamar Advertising Co. Class A (a)	6,982	222,167
National CineMedia, Inc.	13,130	235,027
		664,063
Broadcasting - 0.8%
Scripps Networks Interactive, Inc. Class A	3,200	152,256
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Cable & Satellite - 10.0%
Comcast Corp. Class A (special) (non-vtg.)	21,544	$ 366,463
DIRECTV (a)	16,212	674,906
Kabel Deutschland Holding AG	2,317	91,927
Time Warner Cable, Inc.	6,582	355,362
Virgin Media, Inc.	16,300	375,226
		1,863,884
Movies & Entertainment - 8.8%
The Walt Disney Co.	29,400	973,434
Time Warner, Inc.	11,968	366,819
Viacom, Inc. Class B (non-vtg.)	8,500	307,615
		1,647,868
TOTAL MEDIA		4,328,071
MULTILINE RETAIL - 5.2%
Department Stores - 1.2%
Nordstrom, Inc.	6,000	223,200
General Merchandise Stores - 4.0%
Target Corp.	13,893	742,442
TOTAL MULTILINE RETAIL		965,642
SPECIALTY RETAIL - 22.1%
Apparel Retail - 6.1%
Citi Trends, Inc. (a)	7,712	186,708
DSW, Inc. Class A (a)	1,601	45,949
Inditex SA	1,707	135,613
J. Crew Group, Inc. (a)	2,700	90,774
TJX Companies, Inc.	8,378	373,910
Urban Outfitters, Inc. (a)	9,793	307,892
		1,140,846
Automotive Retail - 1.8%
Advance Auto Parts, Inc.	5,670	332,716
Computer & Electronics Retail - 1.6%
Best Buy Co., Inc.	5,469	223,299
hhgregg, Inc. (a)	3,200	79,232
		302,531
Home Improvement Retail - 7.5%
Home Depot, Inc.	7,378	233,735

	Shares	Value
Lowe's Companies, Inc.	48,545	$ 1,082,068
Lumber Liquidators Holdings, Inc. (a)	2,800	68,796
		1,384,599
Homefurnishing Retail - 2.6%
Bed Bath & Beyond, Inc. (a)	11,048	479,594
Specialty Stores - 2.5%
Hengdeli Holdings Ltd.	268,000	124,000
OfficeMax, Inc. (a)	13,201	172,801
Tractor Supply Co.	4,400	174,504
		471,305
TOTAL SPECIALTY RETAIL		4,111,591
TEXTILES, APPAREL & LUXURY GOODS - 4.1%
Apparel, Accessories & Luxury Goods - 4.1%
Coach, Inc.	6,300	270,648
G-III Apparel Group Ltd. (a)	2,200	69,036
Phillips-Van Heusen Corp.	3,000	180,480
Polo Ralph Lauren Corp. Class A	1,750	157,255
Titan Industries Ltd.	1,217	89,396
		766,815
TOTAL COMMON STOCKS (Cost $16,794,396)		18,491,559
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.25% (b) (Cost $557,597)	557,597	557,597
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $17,351,993)	19,049,156
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(422,843)
NET ASSETS - 100%	$ 18,626,313
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 492
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 18,491,559	$ 18,156,371	$ 335,188	$ -
Money Market Funds	557,597	557,597	-	-
Total Investments in Securities:	$ 19,049,156	$ 18,713,968	$ 335,188	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $17,574,912. Net unrealized appreciation aggregated $1,474,244, of which $2,357,454 related to appreciated investment securities and $883,210 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Consumer Staples Portfolio

September 30, 2010

1.856924.103

VCSP-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
BEVERAGES - 30.3%
Brewers - 6.4%
Anadolu Efes Biracilik ve Malt Sanayiive Malt Sanayii SA	3,200	$ 49,997
Anheuser-Busch InBev SA NV	8,620	507,121
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	880	108,926
Molson Coors Brewing Co. Class B	13,066	616,977
		1,283,021
Distillers & Vintners - 5.4%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	31,889	564,116
Diageo PLC sponsored ADR	7,587	523,579
		1,087,695
Soft Drinks - 18.5%
Coca-Cola Bottling Co. Consolidated	1,901	100,620
Coca-Cola Enterprises, Inc.	5,198	161,138
Coca-Cola FEMSA SAB de CV sponsored ADR	1,270	99,339
Coca-Cola Icecek AS	4,450	54,452
Cott Corp. (a)	100	785
Embotelladora Andina SA sponsored ADR	3,500	100,275
Fomento Economico Mexicano SAB de CV sponsored ADR	985	49,969
PepsiCo, Inc.	13,241	879,732
The Coca-Cola Co.	38,755	2,267,943
		3,714,253
TOTAL BEVERAGES		6,084,969
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Martek Biosciences (a)	1,500	33,945
FOOD & STAPLES RETAILING - 19.7%
Drug Retail - 9.4%
CVS Caremark Corp.	27,267	858,092
Walgreen Co.	30,964	1,037,294
		1,895,386
Food Distributors - 0.4%
Sysco Corp.	2,466	70,330
United Natural Foods, Inc. (a)	200	6,628
		76,958
Food Retail - 5.1%
Koninklijke Ahold NV	7,089	95,569
Kroger Co.	23,963	519,039
Safeway, Inc.	13,322	281,894
Susser Holdings Corp. (a)	3,800	53,200
The Pantry, Inc. (a)	3,244	78,213
		1,027,915

	Shares	Value
Hypermarkets & Super Centers - 4.8%
BJ's Wholesale Club, Inc. (a)	4,613	$ 191,440
Wal-Mart Stores, Inc.	14,286	764,587
		956,027
TOTAL FOOD & STAPLES RETAILING		3,956,286
FOOD PRODUCTS - 12.0%
Agricultural Products - 3.7%
Archer Daniels Midland Co.	10,486	334,713
Bunge Ltd.	4,505	266,516
Corn Products International, Inc.	448	16,800
Origin Agritech Ltd. (a)	1,500	12,270
SLC Agricola SA	4,900	53,900
Viterra, Inc. (a)	5,900	51,501
		735,700
Packaged Foods & Meats - 8.3%
Ausnutria Dairy Hunan Co. Ltd. (H Shares)	20,000	9,537
Brasil Foods SA	200	3,034
Calavo Growers, Inc.	2,400	52,032
Cermaq ASA	4,400	48,832
Cosan Ltd. Class A	1,700	19,703
Danone	754	45,104
Dean Foods Co. (a)	22,450	229,215
Lindt & Spruengli AG	2	55,881
Mead Johnson Nutrition Co. Class A	1,598	90,942
Nestle SA	9,042	481,804
Smart Balance, Inc. (a)	1,000	3,880
Smithfield Foods, Inc. (a)	2,888	48,605
Tyson Foods, Inc. Class A	1,283	20,554
Unilever NV unit	16,950	506,466
Want Want China Holdings Ltd.	58,000	53,821
		1,669,410
TOTAL FOOD PRODUCTS		2,405,110
HOTELS, RESTAURANTS & LEISURE - 0.5%
Restaurants - 0.5%
Domino's Pizza, Inc. (a)	3,712	49,073
Sonic Corp. (a)	5,806	46,912
		95,985
HOUSEHOLD DURABLES - 0.1%
Housewares & Specialties - 0.1%
Tupperware Brands Corp.	330	15,101
HOUSEHOLD PRODUCTS - 15.2%
Household Products - 15.2%
Colgate-Palmolive Co.	7,135	548,396
Energizer Holdings, Inc. (a)	1,218	81,886
Procter & Gamble Co.	40,509	2,429,322
		3,059,604
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - 3.9%
Personal Products - 3.9%
Avon Products, Inc.	22,371	$ 718,333
China-Biotics, Inc. (a)	1,985	21,835
Natura Cosmeticos SA	1,900	51,279
		791,447
PHARMACEUTICALS - 3.0%
Pharmaceuticals - 3.0%
Johnson & Johnson	9,688	600,268
Perrigo Co.	53	3,404
		603,672
TOBACCO - 13.2%
Tobacco - 13.2%
Altria Group, Inc.	41,057	986,189
British American Tobacco PLC sponsored ADR	13,532	1,010,976
KT&G Corp.	894	53,315
Philip Morris International, Inc.	9,612	538,464
Souza Cruz Industria Comerico	1,000	50,471
		2,639,415
TOTAL COMMON STOCKS (Cost $19,443,734)		19,685,534
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund,0.25% (b) (Cost $492,275)	492,275	$ 492,275
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $19,936,009)		20,177,809
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(104,062)
NET ASSETS - 100%		$ 20,073,747
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 617
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $20,125,185. Net unrealized appreciation aggregated $52,624, of which $1,606,365 related to appreciated investment securities and $1,553,741 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Emerging Markets Portfolio

September 30, 2010

1.864820.102

VIPEM-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Argentina - 0.3%
Banco Macro SA sponsored ADR	5,600	$ 249,424
Austria - 0.1%
Erste Bank AG	3,200	128,138
Bahamas (Nassau) - 0.2%
Petrominerales Ltd.	5,400	130,965
Bailiwick of Jersey - 0.7%
Heritage Oil PLC	28,839	134,464
Randgold Resources Ltd. sponsored ADR	3,400	344,964
West China Cement Ltd. (a)	266,000	80,222
TOTAL BAILIWICK OF JERSEY		559,650
Bermuda - 1.5%
Aquarius Platinum Ltd. (Australia)	69,569	378,611
CNPC (Hong Kong) Ltd.	276,000	356,427
Jinhui Shipping & Transportation Ltd. (a)	2,751	10,715
Orient Overseas International Ltd.	50,000	398,892
Sinofert Holdings Ltd. (a)	264,000	152,092
TOTAL BERMUDA		1,296,737
Brazil - 13.9%
AES Tiete SA (PN) (non-vtg.)	12,300	163,114
Banco Bradesco SA (PN) sponsored ADR	83,240	1,696,431
Banco Do Brasil SA	34,200	643,957
Banco do Estado do Rio Grande do Sul SA	9,000	89,647
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	82	1,344
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (c)	44,700	789,849
Confab Industrial SA (PN) (non-vtg.)	14,800	52,519
Drogasil SA	5,700	145,390
Eletropaulo Metropolitana SA (PN-B)	6,600	117,375
Fleury SA	6,700	83,036
Gafisa SA sponsored ADR	28,600	443,014
Gerdau SA sponsored ADR (c)	31,700	431,437
Light SA	12,000	153,184
Localiza Rent A Car SA	16,800	279,727
Lojas Renner SA	11,700	397,219
Natura Cosmeticos SA	13,100	353,557
OGX Petroleo e Gas Participacoes SA (a)	75,000	975,113
OSX Brasil SA	100	33,360
PDG Realty SA Empreendimentos e Participacoes	35,500	421,728
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	8,700	315,549
(PN) (non-vtg.)	39,200	633,718
(PN) sponsored ADR (non-vtg.) (c)	35,100	1,151,982
TIM Participacoes SA sponsored ADR (non-vtg.)	9,600	316,704

	Shares	Value
Vale SA (PN-A) sponsored ADR	76,674	$ 2,127,698
Weg SA	8,000	87,905
TOTAL BRAZIL		11,904,557
Canada - 1.5%
Eldorado Gold Corp.	12,894	238,390
First Quantum Minerals Ltd.	5,400	410,741
Niko Resources Ltd.	2,000	196,860
Pacific Rubiales Energy Corp. (a)	3,100	87,177
Sherritt International Corp.	7,700	59,953
Uranium One, Inc. (a)	76,800	259,048
TOTAL CANADA		1,252,169
Cayman Islands - 2.5%
3SBio, Inc. sponsored ADR (a)	8,811	114,367
Alibaba.com Ltd.	39,000	81,227
China Shanshui Cement Group Ltd.	373,000	228,828
Daphne International Holdings Ltd.	240,000	283,645
Eurasia Drilling Co. Ltd.:
GDR (d)	2,100	48,825
GDR (Reg. S)	16,598	385,904
Hidili Industry International Development Ltd.	245,000	240,611
International Mining Machinery Holdings Ltd.	106,500	100,612
Kingboard Chemical Holdings Ltd.	79,500	402,674
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	5,000	3,119
Microport Scientific Corp.	3,000	3,345
Shenguan Holdings Group Ltd.	76,000	89,135
Trina Solar Ltd. ADR (a)(c)	5,100	153,918
TOTAL CAYMAN ISLANDS		2,136,210
China - 8.3%
Anhui Expressway Co. Ltd. (H Shares)	46,000	30,829
Baidu.com, Inc. sponsored ADR (a)	4,050	415,611
China Communications Services Corp. Ltd. (H Shares)	186,000	110,272
China Construction Bank Corp. (H Shares)	1,114,000	976,311
China Merchants Bank Co. Ltd. (H Shares)	281,356	725,238
China Minsheng Banking Corp. Ltd. (H Shares)	230,500	206,467
China Yurun Food Group Ltd.	91,000	337,776
Digital China Holdings Ltd. (H Shares)	72,000	125,459
Golden Eagle Retail Group Ltd. (H Shares)	139,000	394,123
Harbin Power Equipment Co. Ltd. (H Shares)	214,000	266,155
Industrial & Commercial Bank of China Ltd. (H Shares)	1,955,000	1,456,360
Minth Group Ltd.	179,000	357,123
Ping An Insurance Group Co. China Ltd. (H Shares)	86,500	882,949
Common Stocks - continued
	Shares	Value
China - continued
Weichai Power Co. Ltd. (H Shares)	14,000	$ 147,957
Yantai Changyu Pioneer Wine Co. (B Shares)	53,199	678,786
TOTAL CHINA		7,111,416
Colombia - 0.5%
Ecopetrol SA ADR (c)	9,500	396,625
Czech Republic - 1.1%
Ceske Energeticke Zavody AS	9,800	438,887
Komercni Banka AS	2,400	523,579
TOTAL CZECH REPUBLIC		962,466
Egypt - 0.8%
Commercial International Bank Ltd. sponsored GDR	91,830	698,826
Georgia - 0.1%
Bank of Georgia unit (a)	6,217	86,416
Hong Kong - 4.3%
China Mobile (Hong Kong) Ltd.	140,000	1,432,162
CNOOC Ltd.	617,000	1,197,546
CNOOC Ltd. sponsored ADR (c)	1,900	369,170
I.T Ltd.	86,000	58,856
Shanghai Industrial Holdings Ltd.	94,000	474,907
Texwinca Holdings Ltd.	110,000	125,467
TOTAL HONG KONG		3,658,108
Hungary - 0.1%
Egis Rt.	1,000	110,064
India - 7.9%
Bank of Baroda	21,608	439,212
Bharat Heavy Electricals Ltd.	10,257	570,383
Housing Development Finance Corp. Ltd.	50,895	836,143
Idea Cellular Ltd. (a)	98,859	163,360
Indian Oil Corp. Ltd.	13,227	123,693
Infosys Technologies Ltd. sponsored ADR	15,982	1,075,748
Infotech Enterprises Ltd.	11,531	40,619
Infrastructure Development Finance Co. Ltd.	107,589	489,425
Jain Irrigation Systems Ltd.	13,520	360,751
JSW Steel Ltd.	16,981	508,039
Radico Khaitan Ltd.	13,082	50,910
Reliance Industries Ltd.	16,085	356,292
Rural Electrification Corp. Ltd.	49,407	392,093
Shriram Transport Finance Co. Ltd.	9,540	166,056
Tata Consultancy Services Ltd.	31,279	650,529
Tata Motors Ltd.	5,048	124,379
Tata Motors Ltd. sponsored ADR (c)	5,100	130,101
Ultratech Cement Ltd.	12,483	297,609
TOTAL INDIA		6,775,342
Indonesia - 5.6%
Indofood Sukses Makmur Tbk PT (a)(e)	128,500	77,676
PT Astra International Tbk	107,500	682,942

	Shares	Value
PT Bank Mandiri (Persero) Tbk	234,500	$ 189,177
PT Bank Negara Indonesia (Persero) Tbk	953,000	392,412
PT Bank Rakyat Indonesia Tbk	497,000	556,864
PT Bank Tabungan Negara Tbk	581,000	118,479
PT Delta Dunia Petroindo Tbk (a)	811,000	93,595
PT Gudang Garam Tbk	78,000	450,959
PT Indo Tambangraya Megah Tbk	49,000	228,393
PT Indocement Tunggal Prakarsa Tbk	293,000	604,057
PT Indofood Sukses Makmur Tbk	850,500	519,354
PT Kalbe Farma Tbk	493,500	141,000
PT Perusahaan Gas Negara Tbk Series B	751,800	324,306
PT Tambang Batubbara Bukit Asam Tbk	50,500	110,053
PT XL Axiata Tbk (a)	545,500	330,051
TOTAL INDONESIA		4,819,318
Kazakhstan - 0.3%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	14,000	247,380
Korea (South) - 11.0%
Busan Bank	14,000	172,506
CJ CheilJedang Corp.	1,757	371,355
CJ Corp.	4,591	369,615
Daegu Bank Co. Ltd.	12,040	158,386
Daelim Industrial Co.	4,015	297,186
GS Holdings Corp.	2,940	142,327
Hanjin Heavy Industries & Consolidated Co. Ltd.	7,940	249,986
Honam Petrochemical Corp.	1,850	344,771
Hyundai Department Store Co. Ltd.	1,129	136,639
Hyundai Heavy Industries Co. Ltd.	1,798	516,418
Hyundai Mobis	3,570	804,640
Hyundai Motor Co.	8,428	1,130,879
Industrial Bank of Korea	34,740	475,285
Kia Motors Corp.	17,690	570,921
Korea Exchange Bank	13,600	164,596
KT Corp.	8,910	356,696
Lumens Co. Ltd. (a)	13,389	104,505
NCsoft Corp.	1,708	355,007
Samsung Electronics Co. Ltd.	2,537	1,728,787
Shinhan Financial Group Co. Ltd.	22,090	846,294
Tong Yang Securities, Inc.	16,870	157,567
TOTAL KOREA (SOUTH)		9,454,366
Lebanon - 0.0%
BLOM Bank SAL GDR	437	41,515
Luxembourg - 0.8%
Evraz Group SA GDR (a)	10,784	321,902
Millicom International Cellular SA	3,400	326,230
TOTAL LUXEMBOURG		648,132
Malaysia - 0.8%
AirAsia Bhd (a)	149,700	109,109
Axiata Group Bhd (a)	257,800	365,774
Common Stocks - continued
	Shares	Value
Malaysia - continued
RHB Capital BHD	38,800	$ 90,871
Top Glove Corp. Bhd	78,400	130,284
TOTAL MALAYSIA		696,038
Mexico - 2.7%
America Movil SAB de CV Series L sponsored ADR	34,544	1,842,232
Banco Compartamos SA de CV	45,500	290,023
Fomento Economico Mexicano SAB de CV sponsored ADR	700	35,511
Genomma Lab Internacional SA de CV (a)	59,400	114,204
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	1,187	40,880
TOTAL MEXICO		2,322,850
Nigeria - 0.3%
Guaranty Trust Bank PLC GDR (Reg. S)	38,175	248,138
Norway - 0.1%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	54,600	83,766
Panama - 0.4%
Copa Holdings SA Class A	6,200	334,242
Peru - 0.6%
Compania de Minas Buenaventura SA sponsored ADR	11,290	510,082
Poland - 0.1%
Bank Handlowy w Warszawie SA	3,900	117,651
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	27,036	126,267
Russia - 7.8%
Cherkizovo Group OJSC GDR (a)	9,400	171,982
LSR Group OJSC GDR (Reg. S) (a)	12,700	107,950
Magnit OJSC GDR (Reg. S)	22,400	564,480
Mechel Steel Group OAO sponsored ADR	17,900	445,710
OAO Gazprom sponsored ADR	10,394	217,754
OAO NOVATEK GDR	8,822	757,810
OAO Tatneft sponsored ADR	17,276	540,566
OJSC MMC Norilsk Nickel sponsored ADR	32,844	556,706
OJSC Oil Company Rosneft GDR (Reg. S)	123,000	820,410
Polymetal JSC GDR (Reg. S) (a)	28,500	438,900
Protek (a)	6,900	13,915
RusHydro JSC:
rights 6/30/10 (a)	15,118	776
sponsored ADR (a)	71,044	365,877
Sberbank (Savings Bank of the Russian Federation) (a)	295,100	829,933
Sberbank (Savings Bank of the Russian Federation) GDR	850	260,750
Severstal JSC (a)	8,700	127,996

	Shares	Value
Sistema JSFC sponsored GDR	14,975	$ 404,325
TGK-1 OAO (a)	121,003,300	89,809
TOTAL RUSSIA		6,715,649
Singapore - 0.5%
Keppel Corp. Ltd.	24,000	163,844
Straits Asia Resources Ltd.	159,000	265,927
TOTAL SINGAPORE		429,771
South Africa - 7.8%
African Bank Investments Ltd.	96,800	497,874
African Rainbow Minerals Ltd.	17,459	420,807
AngloGold Ashanti Ltd.	9,800	453,770
AngloGold Ashanti Ltd. sponsored ADR	6,800	314,432
Aspen Pharmacare Holdings Ltd.	27,099	365,457
Aveng Ltd.	37,900	236,528
Clicks Group Ltd.	51,394	325,904
FirstRand Ltd.	199,200	613,301
Foschini Ltd.	32,440	386,244
Illovo Sugar Ltd.	27,525	99,514
Imperial Holdings Ltd.	24,195	393,808
Mr. Price Group Ltd.	56,300	444,248
Mvelaphanda Resources Ltd. (a)	59,174	377,786
Shoprite Holdings Ltd.	31,588	448,428
Standard Bank Group Ltd.	52,947	843,178
Wilson Bayly Holmes-Ovcon Ltd.	2,300	41,247
Woolworths Holdings Ltd.	107,934	418,716
TOTAL SOUTH AFRICA		6,681,242
Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	12,046	162,380
Banco Santander SA sponsored ADR	6,300	79,758
TOTAL SPAIN		242,138
Taiwan - 6.8%
Advanced Semiconductor Engineering, Inc.	102,291	83,514
Advanced Semiconductor Engineering, Inc. sponsored ADR	67,753	278,465
Alpha Networks, Inc.	143,000	122,604
Asia Cement Corp.	348,346	355,603
Chroma ATE, Inc.	69,170	165,166
Farglory Land Development Co. Ltd.	59,000	143,718
Formosa Plastics Corp.	238,000	585,083
Fubon Financial Holding Co. Ltd.	438,329	540,184
HTC Corp.	49,150	1,116,902
Huaku Development Co. Ltd.	40,000	110,897
Macronix International Co. Ltd.	686,506	427,966
Pegatron Corp. (a)	151,000	197,704
Taishin Financial Holdings Co. Ltd.	1,037,850	465,702
Taiwan Cement Corp.	191,000	204,468
Taiwan Semiconductor Manufacturing Co. Ltd.	225,609	447,074
Common Stocks - continued
	Shares	Value
Taiwan - continued
Unimicron Technology Corp.	51,000	$ 89,577
Wistron Corp.	258,774	472,760
TOTAL TAIWAN		5,807,387
Thailand - 1.5%
Advanced Info Service PCL (For. Reg.)	111,800	350,412
Banpu PCL (For. Reg.)	9,300	219,690
BEC World PCL (For. Reg.)	153,200	195,859
Siam Commercial Bank PCL (For. Reg.)	146,700	500,939
Total Access Communication PCL (For. Reg.)	400	551
TOTAL THAILAND		1,267,451
Turkey - 2.9%
Enka Insaat ve Sanayi AS	40,333	175,664
Tofas Turk Otomobil Fabrikasi AS	70,853	367,368
Turk Hava Yollari AO	143,285	584,432
Turkiye Garanti Bankasi AS	174,000	1,010,439
Turkiye Halk Bankasi AS	42,000	389,077
TOTAL TURKEY		2,526,980
United Arab Emirates - 0.3%
DP World Ltd.	414,983	215,376
United Kingdom - 0.8%
Hikma Pharmaceuticals PLC	25,387	274,586
Xstrata PLC	23,751	454,456
TOTAL UNITED KINGDOM		729,042
United States of America - 0.8%
CTC Media, Inc.	11,100	243,534
Freeport-McMoRan Copper & Gold, Inc.	4,800	409,872
TOTAL UNITED STATES OF AMERICA		653,406
TOTAL COMMON STOCKS (Cost $64,172,056)		82,375,300
Money Market Funds - 7.9%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (f)	4,212,793	$ 4,212,793
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(f)	2,559,898	2,559,898
TOTAL MONEY MARKET FUNDS (Cost $6,772,691)		6,772,691
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $70,944,747)	89,147,991
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(3,391,292)
NET ASSETS - 100%	$ 85,756,699
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,825 or 0.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,830
Fidelity Securities Lending Cash Central Fund	5,094
Total	$ 7,924
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 11,904,557	$ 11,904,557	$ -	$ -
Korea (South)	9,454,366	8,251,376	1,202,990	-
China	7,111,416	7,111,416	-	-
India	6,775,342	4,983,515	1,791,827	-
Russia	6,715,649	6,714,873	776	-
South Africa	6,681,242	6,227,472	453,770	-
Taiwan	5,807,387	5,276,799	530,588	-
Indonesia	4,819,318	4,741,642	77,676	-
Hong Kong	3,658,108	1,028,400	2,629,708	-
Other	19,447,915	19,447,915	-	-
Money Market Funds	6,772,691	6,772,691	-	-
Total Investments in Securities:	$ 89,147,991	$ 82,460,656	$ 6,687,335	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $71,510,725. Net unrealized appreciation aggregated $17,637,266, of which $18,667,606 related to appreciated investment securities and $1,030,340 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Energy Portfolio

September 30, 2010

1.807722.106

VNR-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSTRUCTION & ENGINEERING - 1.4%
Construction & Engineering - 1.4%
Jacobs Engineering Group, Inc. (a)	42,600	$ 1,648,620
KBR, Inc.	107,541	2,649,810
		4,298,430
ENERGY EQUIPMENT & SERVICES - 29.1%
Oil & Gas Drilling - 7.9%
Ensco International Ltd. ADR	93,466	4,180,734
Helmerich & Payne, Inc.	43,951	1,778,257
Hercules Offshore, Inc. (a)	91,780	243,217
Nabors Industries Ltd. (a)	109,294	1,973,850
Noble Corp.	197,320	6,667,443
Northern Offshore Ltd. (a)	223,328	527,989
Transocean, Inc. (a)	125,195	8,048,787
Tuscany International Drilling, Inc. (a)	253,200	315,039
		23,735,316
Oil & Gas Equipment & Services - 21.2%
Baker Hughes, Inc.	129,130	5,500,938
Cameron International Corp. (a)	55,100	2,367,096
Complete Production Services, Inc. (a)	25,900	529,655
Core Laboratories NV	15,500	1,364,620
Dresser-Rand Group, Inc. (a)	18,600	686,154
Halliburton Co.	407,994	13,492,362
National Oilwell Varco, Inc.	195,178	8,679,566
Oceaneering International, Inc. (a)	80,234	4,321,403
Oil States International, Inc. (a)	12,400	577,220
Schlumberger Ltd.	299,891	18,476,285
Superior Energy Services, Inc. (a)	56,554	1,509,426
TSC Offshore Group Ltd. (a)	746,000	105,761
Weatherford International Ltd. (a)	320,543	5,481,285
Willbros Group, Inc. (a)	90,933	833,856
		63,925,627
TOTAL ENERGY EQUIPMENT & SERVICES		87,660,943
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
China Gas Holdings Ltd.	459,260	246,825
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
Walter Energy, Inc.	10,100	821,029
OIL, GAS & CONSUMABLE FUELS - 67.3%
Coal & Consumable Fuels - 5.7%
Alpha Natural Resources, Inc. (a)	160,783	6,616,220
CONSOL Energy, Inc.	90,887	3,359,184
International Coal Group, Inc. (a)	83,100	442,092
Massey Energy Co.	220,744	6,847,479
		17,264,975

	Shares	Value
Integrated Oil & Gas - 38.2%
Chevron Corp.	395,000	$ 32,014,750
Exxon Mobil Corp.	904,464	55,886,827
Marathon Oil Corp.	425,089	14,070,446
Murphy Oil Corp.	20,600	1,275,552
Occidental Petroleum Corp.	152,629	11,950,851
		115,198,426
Oil & Gas Exploration & Production - 16.8%
Anadarko Petroleum Corp.	114,951	6,557,955
Apache Corp.	108,519	10,608,817
Cimarex Energy Co.	72,444	4,794,344
EXCO Resources, Inc.	144,394	2,147,139
Newfield Exploration Co. (a)	84,824	4,872,291
Niko Resources Ltd.	7,700	757,912
Painted Pony Petroleum Ltd. Class A (a)	67,000	384,253
Petrobank Energy & Resources Ltd. (a)	12,500	508,384
Petrohawk Energy Corp. (a)	119,870	1,934,702
Southwestern Energy Co. (a)	274,512	9,179,681
Talisman Energy, Inc.	77,900	1,363,013
Whiting Petroleum Corp. (a)	77,903	7,440,516
		50,549,007
Oil & Gas Refining & Marketing - 6.6%
CVR Energy, Inc. (a)	20,900	172,425
Frontier Oil Corp.	243,781	3,266,665
Holly Corp.	109,100	3,136,625
Petroplus Holdings AG	34,970	424,289
Sunoco, Inc.	157,622	5,753,203
Tesoro Corp.	81,100	1,083,496
Valero Energy Corp.	251,757	4,408,265
Western Refining, Inc. (a)(c)	96,994	508,249
World Fuel Services Corp.	42,650	1,109,327
		19,862,544
TOTAL OIL, GAS & CONSUMABLE FUELS		202,874,952
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
Semiconductor Equipment - 0.2%
centrotherm photovoltaics AG (a)	12,199	513,101
Semiconductors - 1.5%
First Solar, Inc. (a)(c)	24,357	3,589,004
JA Solar Holdings Co. Ltd. ADR (a)	106,907	997,442
		4,586,446
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		5,099,547
TOTAL COMMON STOCKS (Cost $297,567,997)		301,001,726
Convertible Bonds - 0.1%
	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Semiconductors - 0.1%
SunPower Corp. 4.75% 4/15/14 (Cost $180,000)	$ 180,000	$ 164,925
Money Market Funds - 0.5%
Shares
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(d) (Cost $1,466,800)	1,466,800	1,466,800
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $299,214,797)	302,633,451
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(1,122,274)
NET ASSETS - 100%	$ 301,511,177
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,240
Fidelity Securities Lending Cash Central Fund	48,421
Total	$ 50,661
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 301,001,726	$ 301,001,726	$ -	$ -
Convertible Bonds	164,925	-	164,925	-
Money Market Funds	1,466,800	1,466,800	-	-
Total Investments in Securities:	$ 302,633,451	$ 302,468,526	$ 164,925	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $303,491,374. Net unrealized depreciation aggregated $857,923, of which $38,613,936 related to appreciated investment securities and $39,471,859 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Financial Services Portfolio

September 30, 2010

1.807734.106

VFS-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
CAPITAL MARKETS - 18.6%
Asset Management & Custody Banks - 3.3%
AllianceBernstein Holding LP	8,300	$ 219,203
EFG International	38,598	445,913
Janus Capital Group, Inc.	11,600	127,020
Legg Mason, Inc.	11,262	341,351
Northern Trust Corp.	1,566	75,544
U.S. Global Investments, Inc. Class A	7,664	48,436
		1,257,467
Investment Banking & Brokerage - 15.3%
E*TRADE Financial Corp. (a)	56,582	822,703
Evercore Partners, Inc. Class A	16,046	459,076
GFI Group, Inc.	125,439	582,037
Gleacher & Co., Inc. (a)	58,901	94,831
Goldman Sachs Group, Inc.	4,548	657,550
Jefferies Group, Inc. (c)	27,795	630,669
MF Global Holdings Ltd. (a)	80,947	582,818
Morgan Stanley	78,350	1,933,678
		5,763,362
TOTAL CAPITAL MARKETS		7,020,829
COMMERCIAL BANKS - 48.9%
Diversified Banks - 7.4%
Banco do Estado do Rio Grande do Sul SA	1,700	16,933
Banco Pine SA	400	3,219
Comerica, Inc.	43,490	1,615,654
National Bank of Greece SA sponsored ADR (a)(c)	16,500	37,455
U.S. Bancorp, Delaware	16,280	351,974
Wells Fargo & Co.	29,410	739,073
		2,764,308
Regional Banks - 41.5%
Banco Daycoval SA (PN)	15,500	101,951
Bancorp New Jersey, Inc.	715	7,636
BancTrust Financial Group, Inc. (a)(c)	8,800	26,928
Bar Harbor Bankshares	300	8,310
BB&T Corp.	11,700	281,736
Bridge Capital Holdings (a)	1,100	9,625
Cathay General Bancorp	1,504	17,883
Chicopee Bancorp, Inc. (a)	600	6,774
CIT Group, Inc. (a)	28,682	1,170,799
Citizens Banking Corp., Michigan (a)	293,384	264,368
City National Corp.	11,499	610,252
CoBiz, Inc.	60,520	336,491
Evans Bancorp, Inc.	652	8,574
Fifth Third Bancorp	19,238	231,433
First Horizon National Corp.	51,933	592,556
First Interstate Bancsystem, Inc.	11,300	152,098
Glacier Bancorp, Inc.	29,460	430,116

	Shares	Value
Huntington Bancshares, Inc.	23,500	$ 133,245
Landmark Bancorp, Inc.	300	4,539
Marshall & Ilsley Corp.	230,101	1,619,911
MidWestOne Financial Group, Inc.	862	12,637
Monroe Bancorp	1,300	6,305
Nara Bancorp, Inc. (a)	10,716	75,655
Oriental Financial Group, Inc.	15,200	202,160
PNC Financial Services Group, Inc.	6,294	326,722
Regions Financial Corp.	273,254	1,986,557
Savannah Bancorp, Inc.	8,962	82,988
Southwest Bancorp, Inc., Oklahoma	2,300	29,831
Sun Bancorp, Inc., New Jersey (a)	6,700	34,170
SunTrust Banks, Inc.	73,989	1,911,136
Susquehanna Bancshares, Inc., Pennsylvania	43,556	367,613
SVB Financial Group (a)	7,073	299,329
Synovus Financial Corp. (c)	829,877	2,041,497
Umpqua Holdings Corp.	23,141	262,419
United Security Bancshares, California (c)	1,734	7,890
Washington Trust Bancorp, Inc.	700	13,384
West Bancorp., Inc. (a)	1,595	10,049
Western Alliance Bancorp. (a)	6,000	40,200
Zions Bancorporation (c)	90,191	1,926,480
		15,652,247
TOTAL COMMERCIAL BANKS		18,416,555
CONSUMER FINANCE - 1.7%
Consumer Finance - 1.7%
Capital One Financial Corp.	900	35,595
SLM Corp. (a)	52,698	608,662
		644,257
DIVERSIFIED FINANCIAL SERVICES - 13.7%
Other Diversified Financial Services - 9.9%
Banco ABC Brasil SA	22,000	209,134
Citigroup, Inc. (a)	492,855	1,922,135
JPMorgan Chase & Co.	41,395	1,575,908
		3,707,177
Specialized Finance - 3.8%
Infrastructure Development Finance Co. Ltd.	66,250	301,373
JSE Ltd.	200	2,110
Moody's Corp. (c)	45,637	1,140,012
		1,443,495
TOTAL DIVERSIFIED FINANCIAL SERVICES		5,150,672
INSURANCE - 4.0%
Life & Health Insurance - 1.0%
MetLife, Inc.	9,700	372,965
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Multi-Line Insurance - 2.9%
Genworth Financial, Inc. Class A (a)	66,595	$ 813,791
Hartford Financial Services Group, Inc.	12,560	288,252
		1,102,043
Property & Casualty Insurance - 0.1%
United Fire & Casualty Co.	1,400	29,694
TOTAL INSURANCE		1,504,702
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
China Finance Online Co. Ltd. ADR (a)(c)	50,047	355,334
IT SERVICES - 11.8%
Data Processing & Outsourced Services - 11.8%
Alliance Data Systems Corp. (a)	24,035	1,568,524
CoreLogic, Inc. (a)	27,268	522,455
MoneyGram International, Inc. (a)	129,068	314,926
Visa, Inc. Class A	27,561	2,046,678
		4,452,583
MEDIA - 0.0%
Advertising - 0.0%
SearchMedia Holdings Ltd. (a)	1,200	3,120
SPECIALTY RETAIL - 0.1%
Home Improvement Retail - 0.1%
Home Depot, Inc.	1,360	43,085
THRIFTS & MORTGAGE FINANCE - 0.5%
Thrifts & Mortgage Finance - 0.5%
BofI Holding, Inc. (a)(c)	3,933	46,685
Cheviot Financial Corp.	6,470	57,583
Mayflower Bancorp, Inc.	1,140	10,978
Ocean Shore Holding Co.	4,522	48,340
Osage Bancshares, Inc.	2,201	15,407

	Shares	Value
Washington Mutual, Inc. (a)	11,457	$ 2,188
Washington Mutual, Inc.	5,300	1,012
		182,193
TOTAL COMMON STOCKS (Cost $38,787,716)		37,773,330
Convertible Preferred Stocks - 0.5%

INSURANCE - 0.5%
Multi-Line Insurance - 0.5%
American International Group, Inc. Series A, 8.50% (Cost $185,784)	22,904	196,745
Money Market Funds - 17.2%

Fidelity Cash Central Fund, 0.25% (d)	1,000	1,000
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(d)	6,467,060	6,467,060
TOTAL MONEY MARKET FUNDS (Cost $6,468,060)		6,468,060
TOTAL INVESTMENT PORTFOLIO - 117.9% (Cost $45,441,560)		44,438,135
NET OTHER ASSETS (LIABILITIES) - (17.9)%		(6,746,444)
NET ASSETS - 100%		$ 37,691,691
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,239
Fidelity Securities Lending Cash Central Fund	16,425
Total	$ 17,664
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 37,773,330	$ 37,773,330	$ -	$ -
Convertible Preferred Stocks	196,745	-	196,745	-
Money Market Funds	6,468,060	6,468,060	-	-
Total Investments in Securities:	$ 44,438,135	$ 44,241,390	$ 196,745	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $45,954,696. Net unrealized depreciation aggregated $1,516,561, of which $2,328,346 related to appreciated investment securities and $3,844,907 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Growth Stock Portfolio

September 30, 2010

1.808784.106

VIPGR-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 0.5%
TRW Automotive Holdings Corp. (a)	2,300	$ 95,588
Automobiles - 0.4%
Ford Motor Co. (a)	6,100	74,664
Household Durables - 2.3%
Beazer Homes USA, Inc. (a)	7,500	30,975
iRobot Corp. (a)	1,900	35,283
La-Z-Boy, Inc. (a)	7,100	59,924
Meritage Homes Corp. (a)	500	9,810
Ryland Group, Inc.	1,500	26,880
Tempur-Pedic International, Inc. (a)	7,900	244,900
		407,772
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	2,180	342,391
Netflix, Inc. (a)	100	16,216
		358,607
Leisure Equipment & Products - 1.1%
Hasbro, Inc.	4,300	191,393
Media - 1.9%
DIRECTV (a)	4,500	187,335
The Walt Disney Co.	2,500	82,775
Virgin Media, Inc.	3,600	82,872
		352,982
Specialty Retail - 4.7%
Best Buy Co., Inc.	3,300	134,739
DSW, Inc. Class A (a)	6,300	180,810
Sally Beauty Holdings, Inc. (a)	19,400	217,280
TJX Companies, Inc.	5,200	232,076
Urban Outfitters, Inc. (a)	3,000	94,320
		859,225
Textiles, Apparel & Luxury Goods - 1.4%
Deckers Outdoor Corp. (a)	900	44,964
Phillips-Van Heusen Corp.	1,600	96,256
Polo Ralph Lauren Corp. Class A	1,200	107,832
		249,052
TOTAL CONSUMER DISCRETIONARY		2,589,283
CONSUMER STAPLES - 7.9%
Beverages - 2.5%
Anheuser-Busch InBev SA NV	1,425	83,834
Dr Pepper Snapple Group, Inc.	3,000	106,560
The Coca-Cola Co.	4,450	260,414
		450,808
Food & Staples Retailing - 1.0%
Drogasil SA	1,200	30,608
Kroger Co.	3,800	82,308

	Shares	Value
Wal-Mart de Mexico SA de CV Series V	14,500	$ 36,335
Wal-Mart Stores, Inc.	400	21,408
		170,659
Food Products - 1.4%
Danone	760	45,463
Mead Johnson Nutrition Co. Class A	900	51,219
Nestle SA sponsored ADR	1,600	85,488
The J.M. Smucker Co.	800	48,424
Tingyi (Cayman Islands) Holding Corp.	8,000	22,065
		252,659
Household Products - 0.5%
Procter & Gamble Co.	1,500	89,955
Personal Products - 2.5%
BaWang International (Group) Holding Ltd.	27,000	11,971
Estee Lauder Companies, Inc. Class A	1,100	69,553
Hengan International Group Co. Ltd.	3,500	34,892
Herbalife Ltd.	4,500	271,575
Schiff Nutrition International, Inc.	8,300	68,060
		456,051
TOTAL CONSUMER STAPLES		1,420,132
ENERGY - 10.3%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	1,300	55,380
Complete Production Services, Inc. (a)	900	18,405
Halliburton Co.	5,500	181,885
Newpark Resources, Inc. (a)	3,800	31,920
Schlumberger Ltd.	2,190	134,926
Weatherford International Ltd. (a)	2,200	37,620
		460,136
Oil, Gas & Consumable Fuels - 7.7%
Arch Coal, Inc.	1,000	26,710
Atlas Pipeline Partners, LP (a)	2,200	38,588
Chesapeake Energy Corp.	1,700	38,505
Chevron Corp.	1,800	145,890
Exxon Mobil Corp.	17,090	1,055,989
Massey Energy Co.	1,000	31,020
Southwestern Energy Co. (a)	900	30,096
Whiting Petroleum Corp. (a)	300	28,653
		1,395,451
TOTAL ENERGY		1,855,587
FINANCIALS - 5.5%
Capital Markets - 1.7%
Bank of New York Mellon Corp.	2,700	70,551
Charles Schwab Corp.	4,300	59,770
Goldman Sachs Group, Inc.	300	43,374
Morgan Stanley	5,600	138,208
		311,903
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 1.5%
Regions Financial Corp.	12,800	$ 93,056
SunTrust Banks, Inc.	3,500	90,405
Wells Fargo & Co.	3,300	82,929
		266,390
Consumer Finance - 0.2%
SLM Corp. (a)	2,600	30,030
Diversified Financial Services - 1.5%
Citigroup, Inc. (a)	48,800	190,320
JPMorgan Chase & Co.	2,300	87,561
		277,881
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	2,600	47,528
Henderson Land Development Co. Ltd.	2,000	14,242
Jones Lang LaSalle, Inc.	600	51,762
		113,532
TOTAL FINANCIALS		999,736
HEALTH CARE - 9.4%
Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc. (a)	1,400	90,104
Amgen, Inc. (a)	600	33,066
Amicus Therapeutics, Inc. (a)	7,300	28,543
Amylin Pharmaceuticals, Inc. (a)	200	4,170
ARIAD Pharmaceuticals, Inc. (a)	12,100	46,222
Biogen Idec, Inc. (a)	800	44,896
BioMarin Pharmaceutical, Inc. (a)	2,700	60,345
Dendreon Corp. (a)	450	18,531
Gilead Sciences, Inc. (a)	4,400	156,684
Nanosphere, Inc. (a)	2,100	10,563
SIGA Technologies, Inc. (a)	2,100	17,766
Theravance, Inc. (a)	2,600	52,260
United Therapeutics Corp. (a)	1,200	67,212
Vertex Pharmaceuticals, Inc. (a)	500	17,285
		647,647
Health Care Equipment & Supplies - 1.5%
Alere, Inc. (a)	3,025	93,563
Edwards Lifesciences Corp. (a)	1,400	93,870
Hologic, Inc. (a)	4,600	73,646
Mako Surgical Corp. (a)	900	8,622
Orthovita, Inc. (a)	4,900	11,123
		280,824
Health Care Providers & Services - 1.2%
Express Scripts, Inc. (a)	2,600	126,620
Medco Health Solutions, Inc. (a)	1,400	72,884
Team Health Holdings, Inc.	1,300	16,783
		216,287

	Shares	Value
Health Care Technology - 1.7%
Allscripts-Misys Healthcare Solutions, Inc. (a)	5,100	$ 94,197
Cerner Corp. (a)	2,500	209,975
		304,172
Pharmaceuticals - 1.4%
Allergan, Inc.	600	39,918
Ardea Biosciences, Inc. (a)	300	6,900
Cadence Pharmaceuticals, Inc. (a)(c)	5,200	43,420
GlaxoSmithKline PLC	2,200	43,396
MAP Pharmaceuticals, Inc. (a)	33	505
Teva Pharmaceutical Industries Ltd. sponsored ADR	800	42,200
Valeant Pharmaceuticals International, Inc.	1,958	49,390
ViroPharma, Inc. (a)	2,000	29,820
		255,549
TOTAL HEALTH CARE		1,704,479
INDUSTRIALS - 11.6%
Aerospace & Defense - 4.3%
Alliant Techsystems, Inc. (a)	1,300	98,020
DigitalGlobe, Inc. (a)	4,700	142,880
Precision Castparts Corp.	1,400	178,290
Raytheon Co.	2,000	91,420
United Technologies Corp.	3,800	270,674
		781,284
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	1,800	125,856
Airlines - 0.7%
AMR Corp. (a)	6,700	42,009
Delta Air Lines, Inc. (a)	3,700	43,068
Southwest Airlines Co.	3,500	45,745
		130,822
Building Products - 0.2%
Masco Corp.	3,100	34,131
Quanex Building Products Corp.	500	8,635
		42,766
Commercial Services & Supplies - 0.5%
Stericycle, Inc. (a)	1,400	97,272
Construction & Engineering - 1.3%
Fluor Corp.	1,900	94,107
Foster Wheeler AG (a)	1,500	36,690
Jacobs Engineering Group, Inc. (a)	1,400	54,180
KBR, Inc.	1,600	39,424
		224,401
Electrical Equipment - 0.5%
American Superconductor Corp. (a)(c)	3,000	93,300
Industrial Conglomerates - 0.6%
Textron, Inc.	4,800	98,688
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.6%
Cummins, Inc.	800	$ 72,464
Ingersoll-Rand Co. Ltd.	3,000	107,130
PACCAR, Inc.	1,400	67,410
Weg SA	4,000	43,952
		290,956
Road & Rail - 0.6%
Union Pacific Corp.	1,400	114,520
Trading Companies & Distributors - 0.6%
WESCO International, Inc. (a)	2,500	98,225
TOTAL INDUSTRIALS		2,098,090
INFORMATION TECHNOLOGY - 32.0%
Communications Equipment - 5.5%
Cisco Systems, Inc. (a)	17,400	381,060
Juniper Networks, Inc. (a)	7,000	212,450
Motorola, Inc. (a)	10,700	91,271
QUALCOMM, Inc.	7,100	320,352
		1,005,133
Computers & Peripherals - 7.3%
Apple, Inc. (a)	3,420	970,425
Hewlett-Packard Co.	6,500	273,455
SanDisk Corp. (a)	1,900	69,635
		1,313,515
Electronic Equipment & Components - 0.7%
Agilent Technologies, Inc. (a)	2,100	70,077
Vishay Intertechnology, Inc. (a)	5,900	57,112
		127,189
Internet Software & Services - 5.2%
Baidu.com, Inc. sponsored ADR (a)	900	92,358
eBay, Inc. (a)	11,800	287,920
Google, Inc. Class A (a)	790	415,374
NetEase.com, Inc. sponsored ADR (a)	1,500	59,160
OpenTable, Inc. (a)	600	40,848
Rackspace Hosting, Inc. (a)	1,500	38,970
		934,630
IT Services - 4.3%
Cognizant Technology Solutions Corp. Class A (a)	3,360	216,619
International Business Machines Corp.	2,700	362,178
MasterCard, Inc. Class A	300	67,200
Teradata Corp. (a)	1,500	57,840
Visa, Inc. Class A	900	66,834
		770,671
Semiconductors & Semiconductor Equipment - 2.9%
Broadcom Corp. Class A	1,200	42,468
LTX-Credence Corp. (a)	18,300	38,247
Marvell Technology Group Ltd. (a)	7,700	134,827

	Shares	Value
NVIDIA Corp. (a)	3,400	$ 39,712
Power Integrations, Inc.	1,300	41,327
Skyworks Solutions, Inc. (a)	6,600	136,488
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,818	38,715
Teradyne, Inc. (a)	4,200	46,788
		518,572
Software - 6.1%
Autonomy Corp. PLC (a)	3,000	85,444
BMC Software, Inc. (a)	2,400	97,152
CA, Inc.	3,100	65,472
Check Point Software Technologies Ltd. (a)	1,400	51,702
Citrix Systems, Inc. (a)	1,100	75,064
Informatica Corp. (a)	2,900	111,389
Intuit, Inc. (a)	1,800	78,858
MICROS Systems, Inc. (a)	2,300	97,359
Nuance Communications, Inc. (a)	3,300	51,612
Red Hat, Inc. (a)	2,200	90,200
Salesforce.com, Inc. (a)	700	78,260
Solera Holdings, Inc.	2,400	105,984
Symantec Corp. (a)	3,300	50,061
VMware, Inc. Class A (a)	800	67,952
		1,106,509
TOTAL INFORMATION TECHNOLOGY		5,776,219
MATERIALS - 4.5%
Chemicals - 2.7%
Ashland, Inc.	900	43,893
Cabot Corp.	1,800	58,626
CF Industries Holdings, Inc.	600	57,300
Dow Chemical Co.	1,600	43,936
LyondellBasell Industries NV Class A (a)	3,900	93,210
Praxair, Inc.	1,400	126,364
The Mosaic Co.	1,000	58,760
		482,089
Metals & Mining - 1.8%
AngloGold Ashanti Ltd. sponsored ADR	2,000	92,480
Freeport-McMoRan Copper & Gold, Inc.	700	59,773
Newmont Mining Corp.	2,800	175,868
		328,121
TOTAL MATERIALS		810,210
TELECOMMUNICATION SERVICES - 2.2%
Wireless Telecommunication Services - 2.2%
American Tower Corp. Class A (a)	4,600	235,796
Sprint Nextel Corp. (a)	34,500	159,735
		395,531
Common Stocks - continued
	Shares	Value
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	1,700	$ 19,295
TOTAL COMMON STOCKS (Cost $15,735,545)		17,668,562
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.25% (d)	427,182	427,182
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(d)	106,850	106,850
TOTAL MONEY MARKET FUNDS (Cost $534,032)		534,032
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $16,269,577)	18,202,594
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(128,828)
NET ASSETS - 100%	$ 18,073,766
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 321
Fidelity Securities Lending Cash Central Fund	1,759
Total	$ 2,080
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,589,283	$ 2,589,283	$ -	$ -
Consumer Staples	1,420,132	1,420,132	-	-
Energy	1,855,587	1,855,587	-	-
Financials	999,736	999,736	-	-
Health Care	1,704,479	1,661,083	43,396	-
Industrials	2,098,090	2,098,090	-	-
Information Technology	5,776,219	5,776,219	-	-
Materials	810,210	810,210	-	-
Telecommunication Services	395,531	395,531	-	-
Utilities	19,295	19,295	-	-
Money Market Funds	534,032	534,032	-	-
Total Investments in Securities:	$ 18,202,594	$ 18,159,198	$ 43,396	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was$16,378,600. Net unrealized appreciation aggregated$1,823,994, of which$2,528,059 related to appreciated investment securities and$704,065 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Health Care Portfolio

September 30, 2010

1.807727.106

VHC-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
BIOTECHNOLOGY - 20.9%
Biotechnology - 20.9%
Acorda Therapeutics, Inc. (a)	13,500	$ 445,770
Alexion Pharmaceuticals, Inc. (a)	20,005	1,287,522
Allos Therapeutics, Inc. (a)(c)	18,900	89,208
Alnylam Pharmaceuticals, Inc. (a)	8,200	100,696
Amgen, Inc. (a)	20,840	1,148,492
Anadys Pharmaceuticals, Inc. (a)	31,199	72,382
ARIAD Pharmaceuticals, Inc. (a)(c)	106,753	407,796
ArQule, Inc. (a)	19,000	97,850
Biogen Idec, Inc. (a)	26,000	1,459,120
BioMarin Pharmaceutical, Inc. (a)	45,977	1,027,586
Celgene Corp. (a)	7,326	422,051
Cephalon, Inc. (a)	5,300	330,932
Dynavax Technologies Corp. (a)	57,304	104,866
Genzyme Corp. (a)	13,269	939,313
Gilead Sciences, Inc. (a)	31,315	1,115,127
Human Genome Sciences, Inc. (a)	11,400	339,606
Incyte Corp. (a)	36,919	590,335
Ironwood Pharmaceuticals, Inc. Class A	8,700	88,566
Keryx Biopharmaceuticals, Inc. (a)	27,360	131,602
Micromet, Inc. (a)(c)	16,900	113,568
Neurocrine Biosciences, Inc. (a)	21,400	129,684
Protalix BioTherapeutics, Inc. (a)(c)	23,800	206,822
Seattle Genetics, Inc. (a)	22,250	345,543
Targacept, Inc. (a)	17,133	382,751
Theravance, Inc. (a)(c)	12,400	249,240
United Therapeutics Corp. (a)	16,452	921,477
ZIOPHARM Oncology, Inc. (a)(c)	31,483	118,061
		12,665,966
CAPITAL MARKETS - 0.1%
Asset Management & Custody Banks - 0.1%
Safeguard Scientifics, Inc. (a)	5,423	67,950
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. (a)	37,339	187,068
Stewart Enterprises, Inc. Class A	25,532	137,617
		324,685
ELECTRONIC EQUIPMENT & COMPONENTS - 2.2%
Electronic Equipment & Instruments - 2.2%
Agilent Technologies, Inc. (a)	39,810	1,328,460
HEALTH CARE EQUIPMENT & SUPPLIES - 18.2%
Health Care Equipment - 16.5%
American Medical Systems Holdings, Inc. (a)	34,200	669,636
ArthroCare Corp. (a)	13,465	365,979
C. R. Bard, Inc.	23,291	1,896,586
Covidien PLC	56,889	2,286,369
Edwards Lifesciences Corp. (a)	23,774	1,594,047
Genmark Diagnostics, Inc.	12,047	40,478

	Shares	Value
HeartWare International, Inc. (a)(c)	3,827	$ 263,145
HeartWare International, Inc. CDI (a)	37,898	76,565
Hologic, Inc. (a)	26,700	427,467
Masimo Corp.	11,300	308,603
Orthofix International NV (a)	10,466	328,842
Orthovita, Inc. (a)	103,839	235,715
William Demant Holding AS (a)	5,099	376,294
Wright Medical Group, Inc. (a)	13,433	193,570
Zimmer Holdings, Inc. (a)	18,400	962,872
		10,026,168
Health Care Supplies - 1.7%
AGA Medical Holdings, Inc.	11,700	163,332
Cooper Companies, Inc.	13,679	632,243
RTI Biologics, Inc. (a)	93,093	244,835
		1,040,410
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		11,066,578
HEALTH CARE PROVIDERS & SERVICES - 23.0%
Health Care Distributors & Services - 3.6%
Henry Schein, Inc. (a)	11,126	651,761
McKesson Corp.	20,379	1,259,015
Sinopharm Group Co. Ltd. (H Shares)	26,000	107,398
United Drug PLC (Ireland)	56,424	192,244
		2,210,418
Health Care Facilities - 1.4%
Emeritus Corp. (a)(c)	13,661	233,057
Hanger Orthopedic Group, Inc. (a)	19,590	284,839
LCA-Vision, Inc. (a)	22,220	123,765
Sunrise Senior Living, Inc. (a)(c)	52,595	180,401
		822,062
Health Care Services - 13.5%
Express Scripts, Inc. (a)	48,668	2,370,132
Fresenius Medical Care AG & Co. KGaA	5,400	333,552
HMS Holdings Corp. (a)	3,800	223,972
Laboratory Corp. of America Holdings (a)	5,500	431,365
LHC Group, Inc. (a)	6,064	140,624
Medco Health Solutions, Inc. (a)	79,595	4,143,711
MEDNAX, Inc. (a)	5,700	303,810
Team Health Holdings, Inc.	20,325	262,396
		8,209,562
Managed Health Care - 4.5%
Aetna, Inc.	22,500	711,225
CIGNA Corp.	27,632	988,673
Health Net, Inc. (a)	7,501	203,952
UnitedHealth Group, Inc.	18,933	664,738
WellPoint, Inc. (a)	3,081	174,508
		2,743,096
TOTAL HEALTH CARE PROVIDERS & SERVICES		13,985,138
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 3.7%
Health Care Technology - 3.7%
Allscripts-Misys Healthcare Solutions, Inc. (a)	47,180	$ 871,415
Cerner Corp. (a)	13,600	1,142,264
Computer Programs & Systems, Inc.	4,666	198,632
		2,212,311
INTERNET SOFTWARE & SERVICES - 0.6%
Internet Software & Services - 0.6%
WebMD Health Corp. (a)	7,600	379,012
LIFE SCIENCES TOOLS & SERVICES - 11.3%
Life Sciences Tools & Services - 11.3%
Bruker BioSciences Corp. (a)	3,700	51,911
Covance, Inc. (a)	25,718	1,203,345
Illumina, Inc. (a)	63,303	3,114,508
Life Technologies Corp. (a)	4,758	222,151
Lonza Group AG	3,760	321,291
MDS, Inc. (a)	15,000	151,203
PAREXEL International Corp. (a)	26,183	605,613
PerkinElmer, Inc.	24,246	561,052
QIAGEN NV (a)(c)	34,324	608,908
		6,839,982
PERSONAL PRODUCTS - 0.1%
Personal Products - 0.1%
Prestige Brands Holdings, Inc. (a)	3,900	38,571
PHARMACEUTICALS - 19.1%
Pharmaceuticals - 19.1%
Allergan, Inc.	14,182	943,528
Ardea Biosciences, Inc. (a)	21,571	496,133
Cadence Pharmaceuticals, Inc. (a)(c)	22,845	190,756
Cardiome Pharma Corp. (a)	38,100	231,841
Johnson & Johnson	3,796	235,200
King Pharmaceuticals, Inc. (a)	26,200	260,952

	Shares	Value
Merck & Co., Inc.	79,616	$ 2,930,665
Optimer Pharmaceuticals, Inc. (a)	13,367	122,575
Perrigo Co.	9,374	601,998
Pfizer, Inc.	134,350	2,306,790
Piramal Healthcare Ltd.	22,936	257,046
Shire PLC sponsored ADR	16,600	1,116,848
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,639	297,457
Valeant Pharmaceuticals International, Inc.	64,160	1,618,422
		11,610,211
TOTAL COMMON STOCKS (Cost $52,847,898)		60,518,864
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 0.25% (d)	82,774	82,774
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(d)	1,214,191	1,214,191
TOTAL MONEY MARKET FUNDS (Cost $1,296,965)		1,296,965
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $54,144,863)		61,815,829
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(1,106,005)
NET ASSETS - 100%		$ 60,709,824
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,511
Fidelity Securities Lending Cash Central Fund	14,371
Total	$ 15,882
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $54,898,007. Net unrealized appreciation aggregated $6,917,822, of which $10,181,071 related to appreciated investment securities and $3,263,249 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Industrials Portfolio

September 30, 2010

1.807737.106

VCY-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
AEROSPACE & DEFENSE - 18.5%
Aerospace & Defense - 18.5%
Alliant Techsystems, Inc. (a)	6,382	$ 481,203
BE Aerospace, Inc. (a)	18,857	571,556
DigitalGlobe, Inc. (a)	17,223	523,579
Esterline Technologies Corp. (a)	10,538	603,090
Goodrich Corp.	12,800	943,744
Honeywell International, Inc.	44,115	1,938,413
Moog, Inc. Class A (a)	8,446	299,917
Precision Castparts Corp.	14,200	1,808,370
Raytheon Co.	16,405	749,873
TransDigm Group, Inc.	8,500	527,425
United Technologies Corp.	64,456	4,591,201
		13,038,371
AIR FREIGHT & LOGISTICS - 1.5%
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	15,254	1,066,560
AUTO COMPONENTS - 0.5%
Auto Parts & Equipment - 0.5%
Modine Manufacturing Co. (a)	12,535	162,579
Stoneridge, Inc. (a)	14,157	148,790
		311,369
AUTOMOBILES - 0.3%
Automobile Manufacturers - 0.3%
Fiat SpA	14,900	229,962
BUILDING PRODUCTS - 2.7%
Building Products - 2.7%
A.O. Smith Corp.	7,267	420,687
Masco Corp.	69,616	766,472
Owens Corning (a)	28,000	717,640
		1,904,799
COMMERCIAL SERVICES & SUPPLIES - 4.1%
Diversified Support Services - 0.7%
Iron Mountain, Inc.	21,519	480,734
Environmental & Facility Services - 1.0%
Republic Services, Inc.	24,300	740,907
Office Services & Supplies - 1.2%
Interface, Inc. Class A	19,777	281,427
Pitney Bowes, Inc.	18,500	395,530
Steelcase, Inc. Class A	19,810	165,017
		841,974
Security & Alarm Services - 1.2%
The Brink's Co.	4,943	113,689
The Geo Group, Inc. (a)	30,600	714,510
		828,199
TOTAL COMMERCIAL SERVICES & SUPPLIES		2,891,814

	Shares	Value
CONSTRUCTION & ENGINEERING - 4.5%
Construction & Engineering - 4.5%
EMCOR Group, Inc. (a)	9,371	$ 230,433
Fluor Corp.	26,778	1,326,314
Foster Wheeler AG (a)	19,500	476,970
Jacobs Engineering Group, Inc. (a)	22,900	886,230
MYR Group, Inc. (a)	15,069	246,981
		3,166,928
ELECTRICAL EQUIPMENT - 6.7%
Electrical Components & Equipment - 6.2%
Acuity Brands, Inc.	8,100	358,344
AMETEK, Inc.	12,050	575,629
Cooper Industries PLC Class A	13,400	655,662
Emerson Electric Co.	26,769	1,409,656
Fushi Copperweld, Inc. (a)(c)	55,290	480,470
General Cable Corp. (a)(c)	12,742	345,563
Regal-Beloit Corp.	8,895	522,048
		4,347,372
Heavy Electrical Equipment - 0.5%
Alstom SA	7,000	357,129
TOTAL ELECTRICAL EQUIPMENT		4,704,501
ELECTRONIC EQUIPMENT & COMPONENTS - 0.5%
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	10,800	360,396
HOUSEHOLD DURABLES - 1.1%
Household Appliances - 1.1%
Stanley Black & Decker, Inc.	13,112	803,503
INDUSTRIAL CONGLOMERATES - 20.4%
Industrial Conglomerates - 20.4%
3M Co.	39,640	3,437,184
General Electric Co.	567,942	9,229,055
Textron, Inc. (c)	82,665	1,699,592
		14,365,831
MACHINERY - 22.4%
Construction & Farm Machinery & Heavy Trucks - 10.7%
Bucyrus International, Inc. Class A	8,689	602,582
Caterpillar, Inc.	43,146	3,394,727
Cummins, Inc.	16,673	1,510,240
MAN SE	3,356	365,863
PACCAR, Inc.	30,117	1,450,134
Weichai Power Co. Ltd. (H Shares)	19,000	200,799
		7,524,345
Industrial Machinery - 11.7%
Actuant Corp. Class A	14,500	332,920
Danaher Corp.	52,800	2,144,208
Gardner Denver, Inc.	8,500	456,280
Harsco Corp.	11,057	271,781
Ingersoll-Rand Co. Ltd.	65,000	2,321,150
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Kennametal, Inc.	2,500	$ 77,325
SmartHeat, Inc. (a)(c)	62,762	391,635
SPX Corp.	13,400	847,952
Timken Co.	17,500	671,300
TriMas Corp. (a)	10,340	153,549
Weg SA	54,100	594,456
		8,262,556
TOTAL MACHINERY		15,786,901
PROFESSIONAL SERVICES - 3.1%
Human Resource & Employment Services - 2.2%
Manpower, Inc.	7,320	382,104
Towers Watson & Co.	23,100	1,136,058
		1,518,162
Research & Consulting Services - 0.9%
Equifax, Inc.	20,400	636,480
TOTAL PROFESSIONAL SERVICES		2,154,642
ROAD & RAIL - 7.8%
Railroads - 7.3%
CSX Corp.	15,361	849,771
Norfolk Southern Corp.	17,690	1,052,732
Union Pacific Corp.	39,515	3,232,327
		5,134,830
Trucking - 0.5%
Saia, Inc. (a)	22,721	339,225
TOTAL ROAD & RAIL		5,474,055
TRADING COMPANIES & DISTRIBUTORS - 4.3%
Trading Companies & Distributors - 4.3%
Finning International, Inc.	7,600	176,712

	Shares	Value
Interline Brands, Inc. (a)	29,300	$ 528,572
Mills Estruturas e Servicos de Engenharia SA (a)	56,000	555,817
Rush Enterprises, Inc. Class A (a)	92,517	1,419,211
WESCO International, Inc. (a)	8,500	333,965
		3,014,277
TRANSPORTATION INFRASTRUCTURE - 0.2%
Highways & Railtracks - 0.2%
Ecorodovias Infraestrutura e Logistica SA (a)	21,000	139,492
TOTAL COMMON STOCKS (Cost $60,056,829)		69,413,401
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.25% (d)	1,188,824	1,188,824
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(d)	1,958,350	1,958,350
TOTAL MONEY MARKET FUNDS (Cost $3,147,174)		3,147,174
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $63,204,003)		72,560,575
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(2,177,738)
NET ASSETS - 100%		$ 70,382,837
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,495
Fidelity Securities Lending Cash Central Fund	19,722
Total	$ 21,217
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $63,504,053. Net unrealized appreciation aggregated $9,056,522, of which $12,079,361 related to appreciated investment securities and $3,022,839 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
International Capital Appreciation Portfolio

September 30, 2010

1.822576.105

VIPCAP-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 1.3%
JB Hi-Fi Ltd.	10,359	$ 206,879
Murchison Metals Ltd. (a)	64,557	103,591
OZ Minerals Ltd.	176,312	247,979
TOTAL AUSTRALIA		558,449
Austria - 0.6%
Erste Bank AG	5,962	238,737
Bailiwick of Jersey - 0.6%
Randgold Resources Ltd. sponsored ADR	2,433	246,852
Belgium - 0.7%
Anheuser-Busch InBev SA NV	5,244	308,508
Brazil - 6.4%
Anhanguera Educacional Participacoes SA unit	12,247	216,934
Banco Do Brasil SA	13,500	254,194
BR Malls Participacoes SA	26,000	214,460
Cia Hering SA	5,400	234,601
Hypermarcas SA (a)	16,300	249,844
Iguatemi Empresa de Shopping Centers SA	9,900	221,072
Itau Unibanco Banco Multiplo SA ADR (a)(d)	17,600	425,569
Lojas Renner SA	6,800	230,862
Mills Estruturas e Servicos de Engenharia SA (a)	23,200	230,267
Natura Cosmeticos SA	8,100	218,611
TIM Participacoes SA sponsored ADR (non-vtg.)	7,166	236,406
TOTAL BRAZIL		2,732,820
Canada - 5.3%
Consolidated Thompson Iron Mines Ltd. (a)	27,200	233,200
Goldcorp, Inc.	6,800	295,465
Grande Cache Coal Corp. (a)	35,600	219,050
Niko Resources Ltd.	2,200	216,546
Petrobank Energy & Resources Ltd. (a)	6,200	252,158
Suncor Energy, Inc.	10,300	335,407
Teck Resources Ltd. Class B (sub. vtg.)	6,600	271,506
Uranium One, Inc. (a)	59,800	201,707
Western Coal Corp. (a)	40,700	232,232
TOTAL CANADA		2,257,271
Cayman Islands - 5.5%
Belle International Holdings Ltd.	119,000	238,951
Bosideng International Holdings Ltd.	514,000	223,248
Ctrip.com International Ltd. sponsored ADR (a)	4,655	222,276
Hengan International Group Co. Ltd.	22,500	224,304
Hengdeli Holdings Ltd.	440,000	203,583
Hidili Industry International Development Ltd.	86,000	84,459

	Shares	Value
Kingdee International Software Group Co. Ltd.	518,000	$ 242,343
Maoye International Holdings Ltd. (c)	488,000	228,308
Shenguan Holdings Group Ltd.	190,000	222,838
Trina Solar Ltd. ADR (a)(c)	7,500	226,350
Want Want China Holdings Ltd.	268,000	248,692
TOTAL CAYMAN ISLANDS		2,365,352
China - 4.4%
Baidu.com, Inc. sponsored ADR (a)	2,200	225,764
BYD Co. Ltd. (H Shares)	31,500	253,129
China Life Insurance Co. Ltd. (H Shares)	74,000	293,060
China Yurun Food Group Ltd.	64,000	237,556
Digital China Holdings Ltd. (H Shares)	120,000	209,099
Golden Eagle Retail Group Ltd. (H Shares)	80,000	226,833
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	80,000	227,864
Tingyi (Cayman Islands) Holding Corp.	78,000	215,131
TOTAL CHINA		1,888,436
Cyprus - 0.5%
AFI Development PLC:
(B Shares) (a)	151,700	125,153
GDR (Reg. S)	98,800	84,474
TOTAL CYPRUS		209,627
Denmark - 1.8%
Carlsberg AS Series B	2,400	250,261
Novo Nordisk AS Series B sponsored ADR	3,100	305,164
Novozymes AS Series B	1,700	216,298
TOTAL DENMARK		771,723
France - 7.7%
Atos Origin SA (a)	5,149	232,788
BNP Paribas SA	5,369	381,889
Christian Dior SA	2,100	274,518
Credit Agricole SA	16,200	253,228
Edenred (a)	12,200	241,684
Iliad Group SA	2,228	232,168
Lafarge SA (Bearer)	4,400	251,956
LVMH Moet Hennessy - Louis Vuitton	2,157	316,436
PPR SA	1,600	259,046
Schneider Electric SA	2,420	306,880
Societe Generale Series A	5,124	295,161
Vallourec SA	2,568	255,133
TOTAL FRANCE		3,300,887
Germany - 2.8%
Bayerische Motoren Werke AG (BMW)	4,296	301,293
Daimler AG (Germany) (a)	6,236	395,010
Common Stocks - continued
	Shares	Value
Germany - continued
Fresenius Medical Care AG & Co. KGaA sponsored ADR	3,992	$ 246,466
HeidelbergCement AG	5,019	241,897
TOTAL GERMANY		1,184,666
Hong Kong - 0.6%
Emperor Watch & Jewellery Ltd.	2,190,000	251,205
India - 7.6%
Adani Enterprises Ltd.	15,202	226,069
Adani Power Ltd. (a)	21,944	65,975
Asian Paints India Ltd.	3,656	218,458
Bank of Baroda	11,236	228,387
Crompton Greaves Ltd.	31,139	218,469
Gitanjali Gems Ltd.	43,124	228,488
Housing Development Finance Corp. Ltd.	18,166	298,445
Infrastructure Development Finance Co. Ltd.	50,162	228,188
ITC Ltd.	60,959	243,863
Jain Irrigation Systems Ltd.	7,801	208,152
LIC Housing Finance Ltd.	6,919	223,024
Rural Electrification Corp. Ltd.	27,112	215,160
Sun TV Ltd.	19,792	230,470
United Spirits Ltd.	6,424	226,771
Voltas Ltd.	37,767	204,554
TOTAL INDIA		3,264,473
Indonesia - 0.5%
PT Bank Rakyat Indonesia Tbk	195,500	219,048
Israel - 0.6%
Bezeq Israeli Telecommunication Corp. Ltd.	98,110	244,534
Italy - 0.6%
Saipem SpA	6,399	256,323
Japan - 9.7%
Canon, Inc. sponsored ADR	7,600	355,072
eAccess Ltd.	303	232,721
Fanuc Ltd.	2,200	280,826
Fast Retailing Co. Ltd.	1,700	239,485
Itochu Corp.	32,400	296,572
Kakaku.com, Inc.	40	231,880
Keyence Corp.	1,000	218,080
Komatsu Ltd.	12,800	297,797
Marubeni Corp.	49,000	277,083
Mitsubishi Corp.	14,100	335,024
Mitsui & Co. Ltd.	21,900	325,649
Nitori Holdings Co. Ltd.	2,900	242,512
ORIX Corp.	3,490	267,133
Rakuten, Inc.	342	250,696
SOFTBANK CORP.	8,700	284,685
TOTAL JAPAN		4,135,215

	Shares	Value
Korea (South) - 1.2%
Hyundai Motor Co.	2,026	$ 271,851
Lock & Lock Co. Ltd.	6,850	229,184
TOTAL KOREA (SOUTH)		501,035
Malaysia - 0.5%
QSR Brands Bhd	141,400	226,273
Mexico - 2.3%
Fomento Economico Mexicano SAB de CV sponsored ADR	4,700	238,431
Grupo Mexico SA de CV Series B	87,300	251,319
Grupo Modelo SAB de CV Series C	41,600	228,491
Wal-Mart de Mexico SA de CV Series V	99,700	249,833
TOTAL MEXICO		968,074
Netherlands - 2.4%
ASM International NV (Netherlands) (a)(c)	9,000	228,908
ING Groep NV sponsored ADR (a)	31,082	319,834
Koninklijke Philips Electronics NV	9,127	287,212
X5 Retail Group NV GDR (Reg. S) (a)	5,400	216,000
TOTAL NETHERLANDS		1,051,954
Nigeria - 0.5%
Guaranty Trust Bank PLC GDR (Reg. S)	35,300	229,450
Norway - 0.6%
Aker Solutions ASA	16,800	243,596
Qatar - 0.5%
Commercial Bank of Qatar GDR (Reg. S)	46,168	215,620
Russia - 2.9%
LSR Group OJSC GDR (Reg. S) (a)	25,900	220,150
Magnit OJSC GDR (Reg. S)	9,600	241,920
Mechel Steel Group OAO sponsored ADR (a)	30,800	253,484
OAO NOVATEK GDR	2,800	240,520
Sberbank (Savings Bank of the Russian Federation) GDR	1,000	306,765
TOTAL RUSSIA		1,262,839
South Africa - 2.9%
AngloGold Ashanti Ltd. sponsored ADR	5,400	249,696
Aveng Ltd.	40,400	252,130
Clicks Group Ltd.	41,152	260,956
Mr. Price Group Ltd.	30,518	240,809
Shoprite Holdings Ltd.	16,500	234,236
TOTAL SOUTH AFRICA		1,237,827
Spain - 2.8%
Banco Santander SA sponsored ADR	37,390	473,357
Inditex SA	3,449	274,007
Telefonica SA sponsored ADR (c)	6,400	474,560
TOTAL SPAIN		1,221,924
Common Stocks - continued
	Shares	Value
Sweden - 1.2%
EnergyO Solutions AB (a)	36,960	$ 218,831
H&M Hennes & Mauritz AB (B Shares)	8,013	290,247
TOTAL SWEDEN		509,078
Switzerland - 4.4%
Compagnie Financiere Richemont SA Series A	6,156	296,443
Credit Suisse Group sponsored ADR	7,500	319,200
Dufry AG (a)	2,390	228,430
Lonza Group AG	2,659	227,211
Sonova Holding AG Class B	1,823	222,668
The Swatch Group AG (Bearer)	700	263,413
UBS AG (NY Shares) (a)	20,512	349,319
TOTAL SWITZERLAND		1,906,684
Taiwan - 1.1%
HTC Corp.	10,650	242,014
Ruentex Development Co. Ltd.	127,000	212,888
TOTAL TAIWAN		454,902
Turkey - 0.6%
Turkiye Garanti Bankasi AS	46,000	267,128
United Kingdom - 9.6%
Anglo American PLC (United Kingdom)	9,300	368,971
Associated British Foods PLC	14,200	234,006
Barclays PLC Sponsored ADR	18,100	341,185
BG Group PLC	21,567	378,955
British American Tobacco PLC (United Kingdom)	10,700	399,612
Britvic PLC	26,300	200,465
Burberry Group PLC	16,300	266,307
Imperial Tobacco Group PLC	9,440	281,321
Lloyds Banking Group PLC (a)	299,700	347,711
Royal Dutch Shell PLC Class B	25,478	744,383
Vedanta Resources PLC	6,900	234,676
Xstrata PLC	16,800	321,454
TOTAL UNITED KINGDOM		4,119,046
United States of America - 7.5%
Apple, Inc. (a)	755	214,231
AsiaInfo Holdings, Inc. (a)(c)	11,700	230,841
Bank of America Corp.	16,400	215,004
Citigroup, Inc. (a)	53,350	208,065
Google, Inc. Class A (a)	400	210,316
JPMorgan Chase & Co.	5,511	209,804
Las Vegas Sands Corp. (a)(c)	6,500	226,525

	Shares	Value
MasterCard, Inc. Class A	900	$ 201,600
Mercadolibre, Inc. (a)(c)	3,000	216,540
Morgan Stanley	8,300	204,844
Motorola, Inc. (a)	24,700	210,691
NII Holdings, Inc. (a)	5,411	222,392
Tiffany & Co., Inc.	4,700	220,853
Visa, Inc. Class A	2,900	215,354
Wells Fargo & Co.	8,288	208,277
TOTAL UNITED STATES OF AMERICA		3,215,337
TOTAL COMMON STOCKS (Cost $37,153,376)		42,064,893
Nonconvertible Preferred Stocks - 1.3%

Germany - 0.7%
Volkswagen AG	2,300	277,614
Italy - 0.6%
Fiat SpA (Risparmio Shares)	24,700	262,504
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $368,926)		540,118
Money Market Funds - 2.6%

Fidelity Securities Lending Cash Central Fund, 0.26% (b)(e) (Cost $1,122,366)	1,122,366	1,122,366
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $38,644,668)		43,727,377
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(912,402)
NET ASSETS - 100%		$ 42,814,975
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $425,569 or 1.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 332
Fidelity Securities Lending Cash Central Fund	27,796
Total	$ 28,128
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 4,135,215	$ 355,072	$ 3,780,143	$ -
United Kingdom	4,119,046	2,627,340	1,491,706	-
France	3,300,887	3,300,887	-	-
India	3,264,473	2,522,481	741,992	-
United States of America	3,215,337	3,215,337	-	-
Brazil	2,732,820	2,732,820	-	-
Cayman Islands	2,365,352	2,365,352	-	-
Canada	2,257,271	2,257,271	-	-
Switzerland	1,906,684	1,906,684	-	-
Other	15,307,926	14,727,654	580,272	-
Money Market Funds	1,122,366	1,122,366	-	-
Total Investments in Securities:	$ 43,727,377	$ 37,133,264	$ 6,594,113	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 249,900
Total Realized Gain (Loss)	(22,982)
Total Unrealized Gain (Loss)	(3,667)
Cost of Purchases	257,403
Proceeds of Sales	(480,654)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $39,257,658. Net unrealized appreciation aggregated $4,469,719, of which $5,348,521 related to appreciated investment securities and $878,802 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Materials Portfolio

September 30, 2010

1.856922.103

VMATP-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
BUILDING PRODUCTS - 1.0%
Building Products - 1.0%
Masco Corp.	54,110	$ 595,751
CHEMICALS - 56.5%
Commodity Chemicals - 3.2%
Celanese Corp. Class A	59,413	1,907,157
Diversified Chemicals - 22.8%
Ashland, Inc.	25,777	1,257,144
BASF AG	5,789	365,078
Cabot Corp.	5,656	184,216
Dow Chemical Co.	173,346	4,760,080
E.I. du Pont de Nemours & Co.	102,533	4,575,022
FMC Corp.	10,300	704,623
Huntsman Corp.	75,323	870,734
Olin Corp.	7,400	149,184
Solutia, Inc. (a)	40,222	644,356
		13,510,437
Fertilizers & Agricultural Chemicals - 9.7%
CF Industries Holdings, Inc.	12,834	1,225,647
Israel Chemicals Ltd.	10,100	142,448
Monsanto Co.	57,535	2,757,653
The Mosaic Co.	22,827	1,341,315
Yara International ASA	6,900	312,175
		5,779,238
Industrial Gases - 9.6%
Air Products & Chemicals, Inc.	28,300	2,343,806
Praxair, Inc.	37,344	3,370,669
		5,714,475
Specialty Chemicals - 11.2%
Albemarle Corp.	10,550	493,846
Ecolab, Inc.	30,300	1,537,422
Ferro Corp. (a)	39,565	509,993
Innophos Holdings, Inc.	26,340	871,854
Kraton Performance Polymers, Inc.	19,100	518,565
LyondellBasell Industries NV Class A (a)	50,048	1,196,147
Rockwood Holdings, Inc. (a)	12,968	408,103
Stepan Co.	2,600	153,686
Symrise AG	5,317	147,775
W.R. Grace & Co. (a)	29,618	827,527
		6,664,918
TOTAL CHEMICALS		33,576,225
CONSTRUCTION & ENGINEERING - 0.8%
Construction & Engineering - 0.8%
Fluor Corp.	9,500	470,535

	Shares	Value
CONSTRUCTION MATERIALS - 2.2%
Construction Materials - 2.2%
HeidelbergCement AG	15,820	$ 762,464
Martin Marietta Materials, Inc. (c)	6,800	523,396
		1,285,860
CONTAINERS & PACKAGING - 6.1%
Metal & Glass Containers - 6.1%
Ball Corp.	17,200	1,012,220
Crown Holdings, Inc. (a)	38,162	1,093,723
Owens-Illinois, Inc. (a)	41,700	1,170,102
Pactiv Corp. (a)	11,120	366,738
		3,642,783
FOOD PRODUCTS - 0.5%
Agricultural Products - 0.5%
Archer Daniels Midland Co.	8,959	285,971
MACHINERY - 0.8%
Construction & Farm Machinery & Heavy Trucks - 0.8%
Bucyrus International, Inc. Class A	2,300	159,505
Caterpillar, Inc.	4,102	322,745
		482,250
METALS & MINING - 27.6%
Diversified Metals & Mining - 12.1%
Anglo American PLC (United Kingdom)	8,369	332,035
BHP Billiton PLC	12,396	395,352
Compass Minerals International, Inc.	7,800	597,636
Freeport-McMoRan Copper & Gold, Inc.	45,864	3,916,327
Kazakhmys PLC	15,300	348,996
Teck Resources Ltd. Class B (sub. vtg.)	11,100	456,624
Walter Energy, Inc.	14,000	1,138,060
		7,185,030
Gold - 7.6%
AngloGold Ashanti Ltd. sponsored ADR	24,853	1,149,203
Newcrest Mining Ltd.	12,915	495,252
Newmont Mining Corp.	27,900	1,752,399
Randgold Resources Ltd. sponsored ADR	5,185	526,070
Yamana Gold, Inc.	55,000	627,120
		4,550,044
Steel - 7.9%
Allegheny Technologies, Inc.	17,100	794,295
Carpenter Technology Corp.	25,800	869,718
Commercial Metals Co.	53,310	772,462
Jindal Steel & Power Ltd.	13,396	212,572
Reliance Steel & Aluminum Co.	2,900	120,437
Steel Dynamics, Inc.	54,599	770,392
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Ternium SA sponsored ADR	18,400	$ 600,760
Vale SA sponsored ADR (c)	17,100	534,717
		4,675,353
TOTAL METALS & MINING		16,410,427
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
Massey Energy Co.	9,000	279,180
PAPER & FOREST PRODUCTS - 2.2%
Forest Products - 2.2%
Weyerhaeuser Co.	82,036	1,292,887
TOTAL COMMON STOCKS (Cost $52,849,953)		58,321,869
Money Market Funds - 3.5%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (d)	1,049,478	$ 1,049,478
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(d)	1,023,750	1,023,750
TOTAL MONEY MARKET FUNDS (Cost $2,073,228)		2,073,228
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $54,923,181)		60,395,097
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(997,802)
NET ASSETS - 100%		$ 59,397,295
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,388
Fidelity Securities Lending Cash Central Fund	2,005
Total	$ 3,393
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 58,321,869	$ 57,926,517	$ 395,352	$ -
Money Market Funds	2,073,228	2,073,228	-	-
Total Investments in Securities:	$ 60,395,097	$ 59,999,745	$ 395,352	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $56,029,058. Net unrealized appreciation aggregated $4,366,039, of which $10,990,291 related to appreciated investment securities and $6,624,252 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Real Estate Portfolio

September 30, 2010

1.808791.106

VIPRE-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.4%
Health Care Facilities - 2.4%
Brookdale Senior Living, Inc. (a)	92,200	$ 1,503,782
Emeritus Corp. (a)(c)	159,053	2,713,444
Sunrise Senior Living, Inc. (a)	163,931	562,283
TOTAL HEALTH CARE FACILITIES		4,779,509
REAL ESTATE INVESTMENT TRUSTS - 92.3%
REITs - Apartments - 15.5%
American Campus Communities, Inc.	32,200	980,168
AvalonBay Communities, Inc.	23,424	2,434,456
Camden Property Trust (SBI)	21,500	1,031,355
Colonial Properties Trust (SBI)	27,300	441,987
Education Realty Trust, Inc.	511,400	3,656,510
Equity Residential (SBI)	112,669	5,359,664
Essex Property Trust, Inc.	61,329	6,711,846
Mid-America Apartment Communities, Inc.	117,800	6,865,384
Post Properties, Inc.	99,300	2,772,456
TOTAL REITS - APARTMENTS		30,253,826
REITs - Health Care Facilities - 12.2%
HCP, Inc.	140,436	5,052,887
Healthcare Realty Trust, Inc.	136,300	3,188,057
National Health Investors, Inc.	50,104	2,207,582
Omega Healthcare Investors, Inc.	99,276	2,228,746
Ventas, Inc.	214,900	11,082,393
TOTAL REITS - HEALTH CARE FACILITIES		23,759,665
REITs - Hotels - 6.5%
DiamondRock Hospitality Co.	609,320	5,782,447
Host Hotels & Resorts, Inc.	211,430	3,061,506
Sunstone Hotel Investors, Inc. (a)	431,246	3,911,401
TOTAL REITS - HOTELS		12,755,354
REITs - Industrial Buildings - 12.8%
DCT Industrial Trust, Inc.	218,700	1,047,573
ProLogis Trust	796,066	9,377,657
Public Storage	143,661	13,940,863
U-Store-It Trust	80,500	672,175
TOTAL REITS - INDUSTRIAL BUILDINGS		25,038,268
REITs - Malls - 15.8%
CBL & Associates Properties, Inc.	333,288	4,352,741
Simon Property Group, Inc.	227,662	21,113,376
The Macerich Co.	127,159	5,461,479
TOTAL REITS - MALLS		30,927,596

	Shares	Value
REITs - Management/Investment - 4.6%
Digital Realty Trust, Inc. (c)	146,276	$ 9,025,229
REITs - Office Buildings - 14.2%
Alexandria Real Estate Equities, Inc. (c)	107,433	7,520,310
Boston Properties, Inc.	63,393	5,269,226
Brandywine Realty Trust (SBI)	133,800	1,639,050
Highwoods Properties, Inc. (SBI)	143,038	4,644,444
SL Green Realty Corp.	137,200	8,688,876
TOTAL REITS - OFFICE BUILDINGS		27,761,906
REITs - Shopping Centers - 10.7%
Acadia Realty Trust (SBI)	178,600	3,393,400
Cedar Shopping Centers, Inc.	103,100	626,848
Developers Diversified Realty Corp.	251,060	2,816,893
Glimcher Realty Trust	76,411	469,928
Kimco Realty Corp.	114,474	1,802,966
Kite Realty Group Trust	200,815	891,619
Vornado Realty Trust	127,239	10,882,752
TOTAL REITS - SHOPPING CENTERS		20,884,406
TOTAL REAL ESTATE INVESTMENT TRUSTS		180,406,250
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.7%
Diversified Real Estate Activities - 0.4%
Coresite Realty Corp.	41,400	678,546
Real Estate Operating Companies - 1.4%
Brookfield Properties Corp. (c)	140,090	2,188,332
Forest City Enterprises, Inc. Class A (a)(c)	49,300	632,519
TOTAL REAL ESTATE OPERATING COMPANIES		2,820,851
Real Estate Services - 1.9%
CB Richard Ellis Group, Inc. Class A (a)	201,785	3,688,630
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		7,188,027
TOTAL COMMON STOCKS (Cost $165,609,337)		192,373,786
Convertible Preferred Stocks - 0.1%

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
Grubb & Ellis Co.:
12.00% (d)	2,000	176,000
12.00% (a)(d)	700	61,600
TOTAL REAL ESTATE SERVICES (Cost $2,700)		237,600
Convertible Bonds - 0.1%
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
Grubb & Ellis Co. 7.95% 5/1/15 (d) (Cost $116,000)	116,000	$ 99,760
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 0.25% (e)	6,410,754	6,410,754
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(e)	6,932,497	6,932,497
TOTAL MONEY MARKET FUNDS (Cost $13,343,251)		13,343,251
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $179,338,588)		206,054,397
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(10,538,841)
NET ASSETS - 100%		$ 195,515,556
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $337,360 or 0.2% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,873
Fidelity Securities Lending Cash Central Fund	14,300
Total	$ 20,173
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 192,373,786	$ 192,373,786	$ -	$ -
Convertible Preferred Stocks	237,600	-	237,600	-
Convertible Bonds	99,760	-	99,760	-
Money Market Funds	13,343,251	13,343,251	-	-
Total Investments in Securities:	$ 206,054,397	$ 205,717,037	$ 337,360	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $182,133,674. Net unrealized appreciation aggregated $23,920,723, of which $33,488,592 related to appreciated investment securities and $9,567,869 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Technology Portfolio

September 30, 2010

1.807723.106

VTC-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
AUTOMOBILES - 0.1%
Automobile Manufacturers - 0.1%
Tesla Motors, Inc. (a)(c)	6,900	$ 139,794
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
China Biologic Products, Inc. (a)	3,300	32,604
CHEMICALS - 0.3%
Commodity Chemicals - 0.2%
STR Holdings, Inc. (c)	15,200	327,408
Diversified Chemicals - 0.1%
DC Chemical Co. Ltd.	512	158,730
Specialty Chemicals - 0.0%
Shin-Etsu Chemical Co., Ltd.	200	9,760
TOTAL CHEMICALS		495,898
COMMUNICATIONS EQUIPMENT - 14.5%
Communications Equipment - 14.5%
Acme Packet, Inc. (a)	35,900	1,362,046
Adtran, Inc.	12,700	448,310
Aruba Networks, Inc. (a)(c)	14,100	300,894
Brocade Communications Systems, Inc. (a)	100	584
Ciena Corp. (a)	5,200	80,964
Cisco Systems, Inc. (a)	33,137	725,700
Comverse Technology, Inc. (a)	12,970	87,288
F5 Networks, Inc. (a)	11,818	1,226,827
Finisar Corp. (a)(c)	5,600	105,224
HTC Corp.	72,850	1,655,470
Infinera Corp. (a)	13,800	161,046
JDS Uniphase Corp. (a)	26,000	322,140
Juniper Networks, Inc. (a)	23,200	704,120
Mitel Networks, Inc. (a)	17,100	105,678
Motorola, Inc. (a)	347,900	2,967,587
Netronix, Inc.	24,240	64,485
Polycom, Inc. (a)	23,500	641,080
QUALCOMM, Inc.	136,134	6,142,366
Research In Motion Ltd. (a)	1,500	73,035
Riverbed Technology, Inc. (a)	26,500	1,207,870
Sandvine Corp. (a)	100,288	178,816
Sandvine Corp. (U.K.) (a)	185,700	335,749
ShoreTel, Inc. (a)	20,000	99,200
Sonus Networks, Inc. (a)	5,300	18,709
Tekelec (a)	9,000	116,640
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	126,300	1,385,511
ZTE Corp. (H Shares)	106,600	424,532
		20,941,871
COMPUTERS & PERIPHERALS - 20.1%
Computer Hardware - 15.4%
Apple, Inc. (a)	75,745	21,492,645

	Shares	Value
Hewlett-Packard Co.	8,517	$ 358,310
Stratasys, Inc. (a)(c)	13,110	363,409
		22,214,364
Computer Storage & Peripherals - 4.7%
Chicony Electronics Co. Ltd.	11,830	25,025
EMC Corp. (a)	34,100	692,571
Imagination Technologies Group PLC (a)	63,000	377,471
Intevac, Inc. (a)	37,200	372,372
Isilon Systems, Inc. (a)(c)	32,309	719,845
NetApp, Inc. (a)	21,400	1,065,506
Qisda Corp. (a)	26,000	18,458
SanDisk Corp. (a)	24,419	894,956
Seagate Technology (a)	87,000	1,024,860
Smart Technologies, Inc. Class A (a)	15,800	213,636
Synaptics, Inc. (a)	13,100	368,634
Western Digital Corp. (a)	36,400	1,033,396
		6,806,730
TOTAL COMPUTERS & PERIPHERALS		29,021,094
DIVERSIFIED CONSUMER SERVICES - 0.2%
Education Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	200	19,516
Specialized Consumer Services - 0.2%
Coinstar, Inc. (a)	6,700	288,033
TOTAL DIVERSIFIED CONSUMER SERVICES		307,549
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
A123 Systems, Inc.	500	4,485
Acuity Brands, Inc.	1,616	71,492
		75,977
ELECTRONIC EQUIPMENT & COMPONENTS - 5.5%
Electronic Components - 2.7%
Amphenol Corp. Class A	300	14,694
AU Optronics Corp. sponsored ADR	40,800	426,768
Cando Corp. (a)	447,842	348,800
Chimei Innolux Corp.	115,000	156,651
Corning, Inc.	82,900	1,515,412
DTS, Inc. (a)	4,400	167,948
E Ink Holdings, Inc. (a)	70,000	135,962
E Ink Holdings, Inc. GDR (a)(d)	1,000	19,397
LG Display Co. Ltd. sponsored ADR	32,600	568,544
Power-One, Inc. (a)	14,200	129,078
Universal Display Corp. (a)(c)	13,600	319,600
Vishay Intertechnology, Inc. (a)	16,500	159,720
		3,962,574
Electronic Equipment & Instruments - 0.4%
Chroma ATE, Inc.	90,678	216,523
Comverge, Inc. (a)	1,211	9,518
Itron, Inc. (a)	200	12,246
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Equipment & Instruments - continued
National Instruments Corp.	8,937	$ 291,882
Vishay Precision Group, Inc. (a)	1,178	18,389
		548,558
Electronic Manufacturing Services - 1.8%
Ju Teng International Holdings Ltd.	62,000	31,164
Multi-Fineline Electronix, Inc. (a)	411	9,038
Trimble Navigation Ltd. (a)	72,485	2,539,874
		2,580,076
Technology Distributors - 0.6%
Digital China Holdings Ltd. (H Shares)	165,000	287,511
Inspur International Ltd.	411,000	34,431
Supreme Electronics Co. Ltd.	13,000	9,458
Synnex Technology International Corp.	60,237	139,781
VST Holdings Ltd. (a)	270,000	72,032
WPG Holding Co. Ltd.	134,896	268,063
		811,276
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		7,902,484
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
Health Care Equipment - 0.2%
Biosensors International Group Ltd. (a)	98,000	73,757
China Medical Technologies, Inc. sponsored ADR	300	3,897
Golden Meditech Holdings Ltd. (a)	262,000	49,300
Microport Scientific Corp.	132,000	147,158
Mingyuan Medicare Development Co. Ltd.	200,000	27,065
		301,177
Health Care Supplies - 0.4%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	184,000	524,088
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		825,265
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	100	3,302
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.1%
Sharp Corp.	2,000	19,937
Skyworth Digital Holdings Ltd.	150,000	104,588
Sony Corp. sponsored ADR	2,400	74,208
		198,733
Household Appliances - 0.1%
Haier Electronics Group Co. Ltd. (a)	150,000	126,434
TOTAL HOUSEHOLD DURABLES		325,167

	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.1%
Independent Power Producers & Energy Traders - 0.1%
GCL-Poly Energy Holdings Ltd. (a)	640,000	$ 197,139
INTERNET & CATALOG RETAIL - 2.2%
Internet Retail - 2.2%
Amazon.com, Inc. (a)	11,500	1,806,190
Expedia, Inc.	15,500	437,255
MakeMyTrip Ltd.	3,400	131,614
Overstock.com, Inc. (a)(c)	9,800	154,056
Priceline.com, Inc. (a)	1,888	657,666
		3,186,781
INTERNET SOFTWARE & SERVICES - 15.1%
Internet Software & Services - 15.1%
Akamai Technologies, Inc. (a)	50,200	2,519,036
Alibaba.com Ltd.	436,500	909,117
Art Technology Group, Inc. (a)	31,503	130,107
Baidu.com, Inc. sponsored ADR (a)	8,000	820,960
China Finance Online Co. Ltd. ADR (a)	9,100	64,610
Constant Contact, Inc. (a)	9,500	203,585
DealerTrack Holdings, Inc. (a)	1,500	25,620
eBay, Inc. (a)	59,900	1,461,560
Google, Inc. Class A (a)	20,600	10,831,274
Internap Network Services Corp. (a)	16,500	81,015
IntraLinks Holdings, Inc.	12,800	216,448
Kakaku.com, Inc.	25	144,925
LivePerson, Inc. (a)	21,500	180,600
Local.com Corp. (a)(c)	9,700	42,874
LogMeIn, Inc. (a)(c)	6,691	240,742
MediaMind Technologies, Inc. (a)	12,200	168,360
Mercadolibre, Inc. (a)(c)	10,600	765,108
ModusLink Global Solutions, Inc. (a)	15,000	95,250
Monster Worldwide, Inc. (a)	44,900	581,904
Open Text Corp. (a)	6,700	316,194
OpenTable, Inc. (a)	2,200	149,776
Rackspace Hosting, Inc. (a)	9,300	241,614
SouFun Holdings Ltd. ADR	3,300	215,094
Tencent Holdings Ltd.	6,700	146,452
The Knot, Inc. (a)	18,300	167,079
VeriSign, Inc. (a)	8,900	282,486
VistaPrint Ltd. (a)	13,200	510,180
Vocus, Inc. (a)	15,000	277,200
		21,789,170
IT SERVICES - 3.0%
Data Processing & Outsourced Services - 2.1%
Amadeus IT Holding SA Class A (a)	27,000	496,775
hiSoft Technology International Ltd. ADR (a)	10,700	263,113
Teletech Holdings, Inc. (a)	4,994	74,111
Visa, Inc. Class A	30,000	2,227,800
		3,061,799
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
IT Consulting & Other Services - 0.9%
Accenture PLC Class A	15,367	$ 652,944
Atos Origin SA (a)	4,634	209,505
China Information Technology, Inc. (a)	83	404
Cognizant Technology Solutions Corp. Class A (a)	2,800	180,516
RightNow Technologies, Inc. (a)	11,400	224,580
		1,267,949
TOTAL IT SERVICES		4,329,748
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Meyer Burger Technology AG (a)(c)	2,490	78,569
Shin Zu Shing Co. Ltd.	3,515	9,824
		88,393
MEDIA - 0.6%
Advertising - 0.5%
AirMedia Group, Inc. ADR (a)	66,700	394,864
ReachLocal, Inc.	24,600	338,988
		733,852
Publishing - 0.1%
Next Media Ltd. (a)	400,000	57,739
TOTAL MEDIA		791,591
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	700	245
OFFICE ELECTRONICS - 0.5%
Office Electronics - 0.5%
Xerox Corp.	64,000	662,400
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
Real Estate Services - 0.5%
China Real Estate Information Corp. ADR (c)	71,500	767,195
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.7%
Semiconductor Equipment - 4.0%
Amkor Technology, Inc. (a)	10,795	70,923
ASM International NV unit (a)	5,900	150,096
ASML Holding NV	51,700	1,537,041
ATMI, Inc. (a)	4,500	66,870
centrotherm photovoltaics AG (a)(c)	9,600	403,785
Cymer, Inc. (a)	16,800	622,944
GT Solar International, Inc. (a)	91,200	763,344
Lam Research Corp. (a)	13,900	581,715
LTX-Credence Corp. (a)	51,715	108,084
MEMC Electronic Materials, Inc. (a)	17,900	213,368
Photronics, Inc. (a)	9,700	51,313

	Shares	Value
Roth & Rau AG (a)	10,500	$ 250,525
Teradyne, Inc. (a)	20,000	222,800
Tessera Technologies, Inc. (a)	4,100	75,850
Varian Semiconductor Equipment Associates, Inc. (a)	25,700	739,646
		5,858,304
Semiconductors - 11.7%
Advanced Micro Devices, Inc. (a)	67,900	482,769
Applied Micro Circuits Corp. (a)	21,300	213,000
ARM Holdings PLC sponsored ADR (c)	34,100	639,716
Atmel Corp. (a)	46,900	373,324
Avago Technologies Ltd. (a)	38,500	866,635
Broadcom Corp. Class A	31,500	1,114,785
Cavium Networks, Inc. (a)(c)	41,891	1,204,785
Cirrus Logic, Inc. (a)	12,200	217,648
Cree, Inc. (a)	1,360	73,834
CSR PLC (a)	19,700	111,102
Cypress Semiconductor Corp. (a)	33,100	416,398
Energy Conversion Devices, Inc. (a)(c)	2,100	10,542
Fairchild Semiconductor International, Inc. (a)	29,000	272,600
First Solar, Inc. (a)	786	115,817
Global Unichip Corp.	36,994	131,613
Hittite Microwave Corp. (a)	10,621	506,091
Hynix Semiconductor, Inc. (a)	830	16,123
Infineon Technologies AG (a)	10,364	71,796
Intel Corp.	600	11,538
International Rectifier Corp. (a)	20,500	432,345
Intersil Corp. Class A	75,000	876,750
JA Solar Holdings Co. Ltd. ADR (a)	18,300	170,739
Jinkosolar Holdings Co. Ltd. ADR (c)	4,800	151,728
LSI Corp. (a)	15,500	70,680
Marvell Technology Group Ltd. (a)	76,695	1,342,929
MediaTek, Inc.	1,008	14,183
Micron Technology, Inc. (a)	110,200	794,542
Microsemi Corp. (a)	900	15,435
Monolithic Power Systems, Inc. (a)	6,900	112,677
Netlogic Microsystems, Inc. (a)(c)	9,000	248,220
NVIDIA Corp. (a)	145,200	1,695,936
NXP Semiconductors NV	42,000	520,380
Power Integrations, Inc.	20,714	658,498
Radiant Opto-Electronics Corp.	2,284	3,426
Rambus, Inc. (a)	11,300	235,492
Realtek Semiconductor Corp.	32,000	74,051
Silicon Laboratories, Inc. (a)	4,700	172,255
Skyworks Solutions, Inc. (a)	28,530	590,000
SolarWorld AG (c)	4,739	59,443
Spreadtrum Communications, Inc. ADR (a)(c)	11,200	135,072
Standard Microsystems Corp. (a)	16,500	376,365
SunPower Corp. Class B (a)	1,042	14,442
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(c)	600	5,784
Trina Solar Ltd. ADR (a)(c)	19,300	582,474
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
TriQuint Semiconductor, Inc. (a)	55,300	$ 530,880
Volterra Semiconductor Corp. (a)	2,000	43,040
Wolfson Microelectronics PLC (a)	3,300	13,945
YoungTek Electronics Corp.	17,170	47,548
		16,839,375
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		22,697,679
SOFTWARE - 18.6%
Application Software - 12.9%
Adobe Systems, Inc. (a)	25,100	656,365
ANSYS, Inc. (a)	3,700	156,325
AsiaInfo Holdings, Inc. (a)	6,300	124,299
Autodesk, Inc. (a)	40,800	1,304,376
AutoNavi Holdings Ltd. ADR	8,900	155,750
Autonomy Corp. PLC (a)	21,200	603,804
Citrix Systems, Inc. (a)	21,500	1,467,160
Compuware Corp. (a)	32,900	280,637
Concur Technologies, Inc. (a)	20,700	1,023,408
Epicor Software Corp. (a)	24,595	213,977
Gameloft (a)	32,800	160,096
Informatica Corp. (a)	39,900	1,532,559
Intuit, Inc. (a)	21,400	937,534
JDA Software Group, Inc. (a)	16,043	406,850
Kenexa Corp. (a)	11,600	203,232
Kingdee International Software Group Co. Ltd.	2,580,000	1,207,037
Longtop Financial Technologies Ltd. ADR (a)	10,200	401,370
Magma Design Automation, Inc. (a)	54,000	199,800
Manhattan Associates, Inc. (a)	2,888	84,763
MicroStrategy, Inc. Class A (a)	901	78,036
Nuance Communications, Inc. (a)	61,800	966,552
Parametric Technology Corp. (a)	33,668	657,873
Pegasystems, Inc. (c)	6,200	192,510
QLIK Technologies, Inc.	500	11,025
RealPage, Inc.	3,300	62,964
Salesforce.com, Inc. (a)	30,300	3,387,540
Smith Micro Software, Inc. (a)	7,400	73,556
SolarWinds, Inc. (a)	16,900	291,694
SuccessFactors, Inc. (a)	28,100	705,591
Taleo Corp. Class A (a)	13,200	382,668
TeleNav, Inc.	13,700	72,473

	Shares	Value
TIBCO Software, Inc. (a)	22,200	$ 393,828
Verint Systems, Inc. (a)	9,300	274,815
		18,670,467
Home Entertainment Software - 1.2%
Activision Blizzard, Inc.	12,200	132,004
Changyou.com Ltd. (A Shares) ADR (a)(c)	13,000	357,500
Giant Interactive Group, Inc. ADR (c)	10,489	67,339
NCsoft Corp.	1,248	259,396
Neowiz Games Corp. (a)	2,059	83,155
Nintendo Co. Ltd. ADR	8,200	255,840
Perfect World Co. Ltd. sponsored ADR Class B (a)	15,200	390,032
RealD, Inc.	800	14,792
Rosetta Stone, Inc. (a)	1,100	23,364
Shanda Games Ltd. sponsored ADR	30,000	160,800
		1,744,222
Systems Software - 4.5%
Ariba, Inc. (a)	13,092	247,439
BMC Software, Inc. (a)	51,700	2,092,816
CommVault Systems, Inc. (a)	3,400	88,502
Fortinet, Inc. (c)	26,900	672,500
Insyde Software Corp.	24,823	69,218
Microsoft Corp.	2,925	71,633
Oracle Corp.	13,300	357,105
Red Hat, Inc. (a)	28,300	1,160,300
Rovi Corp. (a)	12,119	610,919
TeleCommunication Systems, Inc. Class A (a)	20,600	80,546
VMware, Inc. Class A (a)	11,500	976,810
		6,427,788
TOTAL SOFTWARE		26,842,477
WIRELESS TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
American Tower Corp. Class A (a)	1,800	92,268
Crown Castle International Corp. (a)	2,000	88,300
SBA Communications Corp. Class A (a)	2,200	88,660
Sprint Nextel Corp. (a)	243,700	1,128,331
Syniverse Holdings, Inc. (a)	12,043	273,015
		1,670,574
TOTAL COMMON STOCKS (Cost $108,208,660)		143,094,397
Convertible Bonds - 0.1%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13 (Cost $157,875)	$ 150,000	132,525
Money Market Funds - 5.9%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (e)	1,318,372	$ 1,318,372
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(e)	7,227,986	7,227,986
TOTAL MONEY MARKET FUNDS (Cost $8,546,358)		8,546,358
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $116,912,893)	151,773,280
NET OTHER ASSETS (LIABILITIES) - (5.2)%	(7,476,205)
NET ASSETS - 100%	$ 144,297,075
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,397 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,088
Fidelity Securities Lending Cash Central Fund	40,630
Total	$ 42,718
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 143,094,397	$ 142,919,775	$ 174,622	$ -
Convertible Bonds	132,525	-	132,525	-
Money Market Funds	8,546,358	8,546,358	-	-
Total Investments in Securities:	$ 151,773,280	$ 151,466,133	$ 307,147	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $117,287,855. Net unrealized appreciation aggregated $34,485,425, of which $38,989,332 related to appreciated investment securities and $4,503,907 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Telecommunications Portfolio

September 30, 2010

1.856920.103

VTELP-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Diversified Support Services - 0.5%
Blue Label Telecoms Ltd.	47,100	$ 42,571
COMMUNICATIONS EQUIPMENT - 0.6%
Communications Equipment - 0.6%
Aruba Networks, Inc. (a)	5	107
Cisco Systems, Inc. (a)	900	19,710
Juniper Networks, Inc. (a)	933	28,317
Nortel Networks Corp. (a)	100	0
Sandvine Corp. (U.K.) (a)	100	181
Sonus Networks, Inc. (a)	1,300	4,589
		52,904
DIVERSIFIED TELECOMMUNICATION SERVICES - 42.6%
Alternative Carriers - 4.8%
Cable & Wireless Worldwide PLC	309	357
Cogent Communications Group, Inc. (a)	1,206	11,421
Global Crossing Ltd. (a)	6,219	79,976
Iliad Group SA	1,142	119,002
Level 3 Communications, Inc. (a)	192	180
PAETEC Holding Corp. (a)	1,700	6,987
tw telecom, inc. (a)	10,633	197,455
		415,378
Integrated Telecommunication Services - 37.8%
AT&T, Inc.	22,683	648,734
BT Group PLC	109	240
Cable & Wireless PLC	309	275
Cbeyond, Inc. (a)	3,650	46,830
CenturyTel, Inc.	9,385	370,332
China Unicom (Hong Kong) Ltd. sponsored ADR	7,100	103,376
Cincinnati Bell, Inc. (a)	4,500	12,015
Deutsche Telekom AG	17	233
FairPoint Communications, Inc. (a)	522	18
Frontier Communications Corp.	639	5,221
Hellenic Telecommunications Organization SA	37	265
Qwest Communications International, Inc.	72,855	456,801
Telenor ASA sponsored ADR	3,020	141,547
Verizon Communications, Inc.	37,000	1,205,829
Windstream Corp.	19,993	245,714
		3,237,430
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		3,652,808
INTERNET SOFTWARE & SERVICES - 2.4%
Internet Software & Services - 2.4%
Akamai Technologies, Inc. (a)	1,500	75,270
Google, Inc. Class A (a)	155	81,497

	Shares	Value
Rackspace Hosting, Inc. (a)	1,800	$ 46,764
SAVVIS, Inc. (a)	1	21
		203,552
MEDIA - 9.0%
Cable & Satellite - 9.0%
Comcast Corp. Class A	8,500	153,680
DIRECTV (a)	2,871	119,520
Dish TV India Ltd. (a)	112	139
Kabel Deutschland Holding AG	2,300	91,252
Liberty Global, Inc. Class A (a)	3,466	106,787
Net Servicos de Comunicacao SA sponsored ADR (a)	5,600	72,968
Time Warner Cable, Inc.	1,028	55,502
Virgin Media, Inc.	7,500	172,650
		772,498
Movies & Entertainment - 0.0%
Madison Square Garden, Inc. Class A (a)	11	232
TOTAL MEDIA		772,730
SOFTWARE - 1.4%
Application Software - 1.4%
AsiaInfo Holdings, Inc. (a)	700	13,811
Gameloft (a)	13,914	67,914
Synchronoss Technologies, Inc. (a)	2,437	43,403
		125,128
WIRELESS TELECOMMUNICATION SERVICES - 37.8%
Wireless Telecommunication Services - 37.8%
American Tower Corp. Class A (a)	11,400	584,364
Axiata Group Bhd (a)	78,500	111,378
Clearwire Corp. Class A (a)	33,731	272,884
Crown Castle International Corp. (a)	10,917	481,986
ICO Global Communications Holdings Ltd. Class A (a)	61,123	100,242
Idea Cellular Ltd. (a)	63	104
Leap Wireless International, Inc. (a)	12,392	153,041
MetroPCS Communications, Inc. (a)	21,278	222,568
Mobile TeleSystems OJSC sponsored ADR	2,000	42,460
NII Holdings, Inc. (a)	6,481	266,369
NTELOS Holdings Corp.	36	609
PT Indosat Tbk	35,000	21,569
SBA Communications Corp. Class A (a)	8,618	347,305
Sprint Nextel Corp. (a)	93,568	433,220
Syniverse Holdings, Inc. (a)	1,332	30,196
Telephone & Data Systems, Inc.	290	9,512
TIM Participacoes SA sponsored ADR (non-vtg.)	1,800	59,382
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Vivo Participacoes SA sponsored ADR	2,400	$ 65,208
Vodafone Group PLC sponsored ADR	1,400	34,734
		3,237,131
TOTAL COMMON STOCKS (Cost $7,394,075)		8,086,824
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.25% (b) (Cost $417,848)	417,848	417,848
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $7,811,923)		8,504,672
NET OTHER ASSETS (LIABILITIES) - 0.8%		68,223
NET ASSETS - 100%		$ 8,572,895
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 258
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 8,086,824	$ 8,086,319	$ 505	$ -
Money Market Funds	417,848	417,848	-	-
Total Investments in Securities:	$ 8,504,672	$ 8,504,167	$ 505	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $7,988,801. Net unrealized appreciation aggregated $515,871, of which $1,233,728 related to appreciated investment securities and $717,857 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Utilities Portfolio

September 30, 2010

1.807738.106

VUT-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
ELECTRIC UTILITIES - 49.8%
Electric Utilities - 49.8%
American Electric Power Co., Inc.	81,321	$ 2,946,260
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR (c)	18,280	406,730
Edison International	56,085	1,928,763
ITC Holdings Corp.	30,915	1,924,459
NextEra Energy, Inc.	81,245	4,418,914
NV Energy, Inc.	169,915	2,234,382
Pepco Holdings, Inc.	500	9,300
Pinnacle West Capital Corp.	33,400	1,378,418
PPL Corp.	137,251	3,737,345
Southern Co.	19,700	733,628
		19,718,199
ELECTRICAL EQUIPMENT - 0.3%
Heavy Electrical Equipment - 0.3%
Shanghai Electric Group Co. Ltd. (H Shares)	202,000	112,208
GAS UTILITIES - 1.4%
Gas Utilities - 1.4%
National Fuel Gas Co. New Jersey	10,718	555,300
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 6.2%
Independent Power Producers & Energy Traders - 6.2%
AES Corp. (a)	106,445	1,208,151
Calpine Corp. (a)	61,900	770,655
China Longyuan Power Group Corp. (H Shares)	73,000	72,445
International Power PLC	64,075	390,555
		2,441,806
MULTI-UTILITIES - 40.0%
Multi-Utilities - 40.0%
CenterPoint Energy, Inc.	37,900	595,788
CMS Energy Corp.	96,200	1,733,524
National Grid PLC	225,400	1,911,960
NiSource, Inc.	61,300	1,066,620
PG&E Corp.	42,645	1,936,936
Public Service Enterprise Group, Inc.	96,338	3,186,861

	Shares	Value
Sempra Energy	50,009	$ 2,690,484
Veolia Environnement	29,400	774,775
Xcel Energy, Inc.	83,600	1,920,292
		15,817,240
OIL, GAS & CONSUMABLE FUELS - 2.2%
Coal & Consumable Fuels - 0.2%
Amyris, Inc.	3,700	63,825
Oil & Gas Exploration & Production - 2.0%
Canacol Energy Ltd. (a)	281,700	355,976
Pacific Rubiales Energy Corp. (a)	15,600	438,696
		794,672
TOTAL OIL, GAS & CONSUMABLE FUELS		858,497
TOTAL COMMON STOCKS (Cost $36,556,552)		39,503,250
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.25% (d)	980,895	980,895
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(d)	414,000	414,000
TOTAL MONEY MARKET FUNDS (Cost $1,394,895)		1,394,895
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $37,951,447)		40,898,145
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(1,328,827)
NET ASSETS - 100%		$ 39,569,318
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 497
Fidelity Securities Lending Cash Central Fund	1,270
Total	$ 1,767
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 39,503,250	$ 36,816,515	$ 2,686,735	$ -
Money Market Funds	1,394,895	1,394,895	-	-
Total Investments in Securities:	$ 40,898,145	$ 38,211,410	$ 2,686,735	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $38,728,304. Net unrealized appreciation aggregated $2,169,841, of which $2,991,078 related to appreciated investment securities and $821,237 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Value Leaders Portfolio

September 30, 2010

1.808797.106

VVL-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.4%
Johnson Controls, Inc.	4,000	$ 122,000
Household Durables - 2.1%
KB Home (c)	26,200	296,846
PulteGroup, Inc. (a)	17,430	152,687
Stanley Black & Decker, Inc.	2,805	171,890
		621,423
Media - 1.8%
Time Warner Cable, Inc.	5,462	294,893
Time Warner, Inc.	7,000	214,550
		509,443
Specialty Retail - 1.2%
Best Buy Co., Inc.	2,000	81,660
Lowe's Companies, Inc.	8,035	179,100
Staples, Inc.	4,600	96,232
		356,992
TOTAL CONSUMER DISCRETIONARY		1,609,858
CONSUMER STAPLES - 6.9%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	1,976	116,249
Grupo Modelo SAB de CV Series C	14,500	79,642
The Coca-Cola Co.	7,200	421,344
		617,235
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	9,500	298,965
Kroger Co.	4,300	93,138
Walgreen Co.	3,200	107,200
Winn-Dixie Stores, Inc. (a)	6,600	47,058
		546,361
Food Products - 0.7%
Nestle SA	4,073	217,030
Household Products - 0.6%
Procter & Gamble Co.	2,953	177,091
Personal Products - 0.5%
Avon Products, Inc.	4,200	134,862
Tobacco - 1.1%
British American Tobacco PLC sponsored ADR	1,900	141,949
Philip Morris International, Inc.	2,900	162,458
		304,407
TOTAL CONSUMER STAPLES		1,996,986
ENERGY - 14.5%
Energy Equipment & Services - 4.1%
Baker Hughes, Inc.	6,323	269,360
Ensco International Ltd. ADR	2,950	131,954

	Shares	Value
Halliburton Co.	9,900	$ 327,393
Noble Corp.	3,300	111,507
Transocean, Inc. (a)	1,700	109,293
Weatherford International Ltd. (a)	14,100	241,110
		1,190,617
Oil, Gas & Consumable Fuels - 10.4%
Alpha Natural Resources, Inc. (a)	2,900	119,335
Apache Corp.	500	48,880
BP PLC sponsored ADR	3,600	148,212
Chevron Corp.	12,100	980,705
Cimarex Energy Co.	1,200	79,416
Exxon Mobil Corp.	6,900	426,351
Marathon Oil Corp.	11,700	387,270
Massey Energy Co.	2,900	89,958
Occidental Petroleum Corp.	4,600	360,180
Petrohawk Energy Corp. (a)	7,800	125,892
Royal Dutch Shell PLC Class B ADR	2,200	129,338
Southwestern Energy Co. (a)	3,875	129,580
		3,025,117
TOTAL ENERGY		4,215,734
FINANCIALS - 28.5%
Capital Markets - 2.6%
Franklin Resources, Inc.	1,200	128,280
Morgan Stanley	17,400	429,432
State Street Corp.	4,800	180,768
		738,480
Commercial Banks - 8.8%
BB&T Corp.	8,700	209,496
Huntington Bancshares, Inc.	14,500	82,215
PNC Financial Services Group, Inc.	6,200	321,842
Regions Financial Corp.	21,268	154,618
SunTrust Banks, Inc.	2,400	61,992
SVB Financial Group (a)	2,100	88,872
U.S. Bancorp, Delaware	15,052	325,424
Wells Fargo & Co.	52,256	1,313,193
		2,557,652
Consumer Finance - 0.5%
Capital One Financial Corp.	3,662	144,832
Diversified Financial Services - 11.1%
Bank of America Corp.	78,712	1,031,914
Citigroup, Inc. (a)	155,800	607,620
JPMorgan Chase & Co.	36,896	1,404,634
KKR Financial Holdings LLC	11,600	101,848
Moody's Corp.	3,500	87,430
		3,233,446
Insurance - 3.6%
Allstate Corp.	5,985	188,827
Everest Re Group Ltd.	700	60,529
Genworth Financial, Inc. Class A (a)	18,373	224,518
Lincoln National Corp.	4,100	98,072
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	4,100	$ 157,645
Old Republic International Corp.	5,300	73,405
Unum Group	4,300	95,245
XL Capital Ltd. Class A	6,400	138,624
		1,036,865
Real Estate Investment Trusts - 1.0%
ProLogis Trust	3,800	44,764
Public Storage	1,200	116,448
SL Green Realty Corp.	1,900	120,327
		281,539
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	11,200	204,736
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	8,700	68,034
TOTAL FINANCIALS		8,265,584
HEALTH CARE - 15.1%
Biotechnology - 2.1%
Amgen, Inc. (a)	6,700	369,237
Biogen Idec, Inc. (a)	3,100	173,972
Gilead Sciences, Inc. (a)	2,100	74,781
		617,990
Health Care Equipment & Supplies - 1.4%
C. R. Bard, Inc.	1,300	105,859
Covidien PLC	5,782	232,379
Stryker Corp.	1,400	70,070
		408,308
Health Care Providers & Services - 1.6%
Brookdale Senior Living, Inc. (a)	6,400	104,384
CIGNA Corp.	4,100	146,698
Humana, Inc. (a)	4,500	226,080
		477,162
Pharmaceuticals - 10.0%
Johnson & Johnson	13,963	865,147
Merck & Co., Inc.	24,600	905,526
Pfizer, Inc.	60,652	1,041,395
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,500	79,125
		2,891,193
TOTAL HEALTH CARE		4,394,653
INDUSTRIALS - 12.0%
Aerospace & Defense - 2.1%
Goodrich Corp.	1,600	117,968
Honeywell International, Inc.	2,900	127,426

	Shares	Value
Precision Castparts Corp.	600	$ 76,410
United Technologies Corp.	3,900	277,797
		599,601
Building Products - 1.1%
Masco Corp.	19,500	214,695
Owens Corning (a)	3,900	99,957
		314,652
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	2,300	85,376
Republic Services, Inc.	3,945	120,283
		205,659
Construction & Engineering - 0.9%
Fluor Corp.	3,200	158,496
Jacobs Engineering Group, Inc. (a)	2,450	94,815
		253,311
Electrical Equipment - 0.2%
Regal-Beloit Corp.	1,300	76,297
Industrial Conglomerates - 2.0%
General Electric Co.	24,100	391,625
Textron, Inc.	9,040	185,862
		577,487
Machinery - 2.4%
Caterpillar, Inc.	1,900	149,492
Cummins, Inc.	1,380	125,000
Ingersoll-Rand Co. Ltd.	9,700	346,387
Navistar International Corp. (a)	1,820	79,425
		700,304
Road & Rail - 2.4%
CSX Corp.	4,900	271,068
Union Pacific Corp.	5,300	433,540
		704,608
Trading Companies & Distributors - 0.2%
WESCO International, Inc. (a)	1,400	55,006
TOTAL INDUSTRIALS		3,486,925
INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	10,900	238,710
Juniper Networks, Inc. (a)	3,000	91,050
		329,760
Computers & Peripherals - 1.1%
Hewlett-Packard Co.	7,800	328,146
Electronic Equipment & Components - 1.9%
Agilent Technologies, Inc. (a)	3,150	105,116
Avnet, Inc. (a)	7,254	195,931
Flextronics International Ltd. (a)	13,000	78,520
Tyco Electronics Ltd.	5,482	160,184
		539,751
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.7%
eBay, Inc. (a)	7,800	$ 190,320
IT Services - 0.3%
International Business Machines Corp.	700	93,898
Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc.	8,000	93,440
KLA-Tencor Corp.	7,600	267,748
Lam Research Corp. (a)	5,900	246,915
		608,103
TOTAL INFORMATION TECHNOLOGY		2,089,978
MATERIALS - 2.7%
Chemicals - 1.3%
Celanese Corp. Class A	2,500	80,250
Dow Chemical Co.	10,500	288,330
		368,580
Construction Materials - 0.3%
HeidelbergCement AG	2,125	102,417
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	4,066	114,092
Metals & Mining - 0.4%
Alcoa, Inc.	4,000	48,440
Newcrest Mining Ltd.	1,641	62,927
		111,367
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	5,932	93,488
TOTAL MATERIALS		789,944
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.4%
Qwest Communications International, Inc.	11,900	74,613
Verizon Communications, Inc.	18,640	607,478
		682,091
Wireless Telecommunication Services - 0.8%
Sprint Nextel Corp. (a)	50,100	231,963
TOTAL TELECOMMUNICATION SERVICES		914,054

	Shares	Value
UTILITIES - 4.6%
Electric Utilities - 3.6%
American Electric Power Co., Inc.	5,300	$ 192,019
Edison International	2,473	85,046
Entergy Corp.	2,100	160,713
FirstEnergy Corp.	4,500	173,430
NextEra Energy, Inc.	4,700	255,633
PPL Corp.	7,000	190,610
		1,057,451
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	5,400	61,290
Multi-Utilities - 0.8%
CMS Energy Corp.	8,600	154,972
PG&E Corp.	1,600	72,672
		227,644
TOTAL UTILITIES		1,346,385
TOTAL COMMON STOCKS (Cost $32,134,224)		29,110,101
Money Market Funds - 1.1%

Fidelity Securities Lending Cash Central Fund, 0.26% (b)(d) (Cost $305,500)	305,500	305,500
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $32,439,724)	29,415,601
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(364,254)
NET ASSETS - 100%	$ 29,051,347
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 228
Fidelity Securities Lending Cash Central Fund	310
Total	$ 538
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $33,590,101. Net unrealized depreciation aggregated $4,174,500, of which $3,068,961 related to appreciated investment securities and $7,243,461 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2010